UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
COMMON STOCK+ -- 97.8%
CONSUMER DISCRETIONARY -- 13.9%
   Amazon.com*                                           31,181   $    4,273,668
   BorgWarner* (A)                                      103,695        4,494,141
   Carnival (A)                                         150,585        6,279,394
   DeVry                                                 68,900        4,298,671
   Lowe's                                               156,455        4,243,060
   O'Reilly Automotive* (A)                              75,525        3,692,417
   priceline.com* (A)                                    12,275        3,216,664
   Starbucks (A)                                        185,365        4,815,783
   Urban Outfitters*                                     77,260        2,898,023
                                                                  --------------
                                                                      38,211,821
                                                                  --------------
CONSUMER STAPLES -- 9.6%
   Coca-Cola                                             62,240        3,326,728
   Costco Wholesale                                      54,360        3,211,589
   Green Mountain Coffee Roasters* (A)                   29,075        2,112,589
   PepsiCo                                               82,580        5,385,868
   Philip Morris International                          152,424        7,480,970
   Wal-Mart Stores                                       89,575        4,805,699
                                                                  --------------
                                                                      26,323,443
                                                                  --------------
ENERGY -- 7.5%
   Anadarko Petroleum                                    56,165        3,491,216
   Chesapeake Energy (A)                                102,134        2,430,789
   Exxon Mobil                                           65,855        4,468,262
   Petroleo Brasileiro ADR                               76,799        3,258,582
   Schlumberger                                          56,412        4,028,945
   Suncor Energy                                         82,840        2,830,643
                                                                  --------------
                                                                      20,508,437
                                                                  --------------
FINANCIALS -- 7.2%
   Aflac                                                 76,977        3,922,748
   Charles Schwab (A)                                   146,337        2,822,841
   Goldman Sachs Group                                   15,980        2,320,296
   Invesco                                              170,349        3,916,323
   JPMorgan Chase                                        79,310        3,377,020
   MetLife                                               73,591        3,354,278
                                                                  --------------
                                                                      19,713,506
                                                                  --------------
HEALTH CARE -- 12.0%
   Allergan                                              78,768        5,016,734
   Baxter International                                  96,716        4,566,929
   Celgene*                                              48,480        3,003,336
   CR Bard (A)                                           32,920        2,848,568
   Gilead Sciences*                                     107,865        4,279,005
   Medco Health Solutions*                               43,065        2,537,390
   Merck                                                 41,185        1,443,122
   NuVasive* (A)                                        127,850        5,318,560
   St. Jude Medical*                                     99,699        4,069,713
                                                                  --------------
                                                                      33,083,357
                                                                  --------------
INDUSTRIALS -- 12.5%
   Cummins                                               66,025        4,768,986
   Deere (A)                                             88,860        5,315,605
   Emerson Electric                                      89,539        4,676,622
   Illinois Tool Works                                  113,015        5,775,067
   Rockwell Automation                                   93,935        5,703,733
   Southwest Airlines                                   276,735        3,647,367
   Union Pacific                                         57,365        4,340,236
                                                                  --------------
                                                                      34,227,616
                                                                  --------------
INFORMATION TECHNOLOGY -- 30.9%
   Apple*                                                50,162       13,098,301
   Cisco Systems*                                       368,755        9,926,884
   Cognizant Technology Solutions, Cl A*                107,436        5,498,574
   EMC*                                                 311,995        5,931,025
   Google, Cl A*                                         16,140        8,480,602

                                                  Shares/Face
Description                                          Amount            Value
-----------                                      --------------   --------------
   Hewlett-Packard                                      149,413   $    7,764,994
   Intel                                                307,266        7,014,883
   Mastercard, Cl A                                      16,250        4,030,650
   Microsoft                                            292,904        8,945,288
   Oracle                                               171,675        4,436,082
   QUALCOMM                                              69,955        2,710,057
   Visa, Cl A (A)                                        79,835        7,203,512
                                                                  --------------
                                                                      85,040,852
                                                                  --------------
MATERIALS -- 4.2%
   BHP Billiton ADR (A)                                  33,420        2,432,642
   Mosaic                                                66,991        3,425,920
   Praxair                                               32,104        2,689,352
   Steel Dynamics                                       195,760        3,075,389
                                                                  --------------
                                                                      11,623,303
                                                                  --------------
Total Common Stock
   (Cost $214,753,417)                                               268,732,335
                                                                  --------------
CASH EQUIVALENTS** -- 6.1%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                               5,532,196        5,532,196
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                         3,136,238        3,136,238
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                           156,812          156,812
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                      3,989,317        3,989,317
   RBC Prime Money Market Fund,
      0.168% (B)                                      4,102,436        4,102,436
                                                                  --------------
Total Cash Equivalents (Cost $16,916,999)                             16,916,999
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 8.6%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $10,976,999 (collateralized by
      a FNMA Obligation, par value
      $9,954,420, 5.355%, 11/24/17; total
      market value $11,196,384)                  $   10,976,834       10,976,834
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $3,136,332 (collateralized by a
      Corporate Obligation, par value
      $3,253,847, 0.000%, 05/11/12; total
      market value $3,293,364)                        3,136,238        3,136,238

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $9,408,856 (collateralized by
      various U.S. Government Agency
      Obligations, par value $9,610,689,
      0.000%, 10/21/10 - 01/25/12; total
      market value $9,597,635)                   $    9,408,715   $    9,408,715
                                                                  --------------
Total Repurchase Agreements
   (Cost $23,521,787)                                                 23,521,787
                                                                  --------------
Total Investments -- 112.5%
   (Cost $255,192,203) ++                                         $  309,171,121
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $274,794,784.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $34,084,994.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $34,906,590.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

++ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $255,192,203, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $57,949,253 AND $(3,970,335) RESPECTIVELY.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                     Level 1       Level 2     Level 3       Total
                                  ------------   -----------   -------   ------------
Investments in Securities
   Common Stock                   $268,732,335   $        --     $--     $268,732,335
   Repurchase Agreements                    --    23,521,787      --       23,521,787
   Cash Equivalents                 16,916,999            --      --       16,916,999
                                  ------------   -----------     ---     ------------
Total Investments in Securities   $285,649,334   $23,521,787     $--     $309,171,121
                                  ============   ===========     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
COMMON STOCK -- 97.6%
CONSUMER DISCRETIONARY -- 6.2%
   Gentex (A)                                           125,385   $    2,694,524
   Home Depot                                           108,100        3,810,525
   McDonald's                                            75,085        5,300,250
   Yum! Brands                                           96,270        4,083,773
                                                                  --------------
                                                                      15,889,072
                                                                  --------------
CONSUMER STAPLES -- 7.5%
  Coca-Cola                                              98,753        5,278,348
  ConAgra Foods                                         268,197        6,562,781
  Kellogg                                                46,880        2,575,587
  Philip Morris International                            96,043        4,713,790
                                                                  --------------
                                                                      19,130,506
                                                                  --------------
ENERGY -- 18.0%
   Cenovus Energy (A)                                   144,138        4,223,243
   Chevron                                               99,100        8,070,704
   EnCana (A)                                           155,073        5,128,264
   Exxon Mobil                                           43,353        2,941,501
   Patterson-UTI Energy (A)                             268,422        4,104,172
   Petroleo Brasileiro ADR                               92,948        3,943,784
   Schlumberger                                          57,557        4,110,721
   Seadrill                                              48,360        1,221,574
   Tenaris ADR (A)                                       94,244        3,827,249
   Tidewater (A)                                         75,620        4,053,988
   XTO Energy                                            92,125        4,377,780
                                                                  --------------
                                                                      46,002,980
                                                                  --------------
FINANCIALS -- 23.1%
   Aflac                                                 91,442        4,659,884
   Allstate                                             117,260        3,830,884
   American Express                                      55,455        2,557,585
   Ameriprise Financial                                 138,055        6,400,230
   Bank of Hawaii (A)                                   102,186        5,403,596
   BB&T (A)                                             191,245        6,356,984
   HSBC Holdings ADR (A)                                 98,659        5,020,756
   Hudson City Bancorp (A)                              450,425        5,990,652
   JPMorgan Chase                                       167,922        7,150,119
   Northern Trust (A)                                    44,613        2,452,823
   NYSE Euronext                                        206,935        6,752,289
   Principal Financial Group (A)                         85,757        2,505,820
                                                                  --------------
                                                                      59,081,622
                                                                  --------------
HEALTH CARE -- 8.2%
   Johnson & Johnson                                     76,836        4,940,555
   Medtronic                                            105,805        4,622,620
   Merck                                                188,464        6,603,779
   Novartis ADR (A)                                      97,100        4,937,535
                                                                  --------------
                                                                      21,104,489
                                                                  --------------
INDUSTRIALS -- 12.0%
   Emerson Electric                                      63,690        3,326,528
   General Electric                                     551,880       10,408,457
   Honeywell International (A)                          112,940        5,361,262
   Kennametal (A)                                       126,655        4,161,883
   Norfolk Southern                                      64,630        3,834,498
   Siemens ADR (A)                                       12,345        1,205,366
   United Technologies                                   34,080        2,554,296
                                                                  --------------
                                                                      30,852,290
                                                                  --------------
INFORMATION TECHNOLOGY -- 8.1%
   Automatic Data Processing                             84,490        3,663,486
   Corning                                              123,945        2,385,941
   Intel                                                107,810        2,461,302
   Maxim Integrated Products                            244,145        4,741,296

                                                   Shares/Face
Description                                          Amount            Value
-----------                                      --------------   --------------
   Microsoft                                            128,292   $    3,918,038
   SAP ADR (A)                                           73,906        3,506,840
                                                                  --------------
                                                                      20,676,903
                                                                  --------------
MATERIALS -- 8.2%
   Air Products & Chemicals                             100,747        7,735,355
   BHP Billiton ADR (A)                                  67,761        4,932,323
   Dow Chemical                                          40,580        1,251,082
   Rio Tinto ADR                                         90,656        4,610,764
   Vale ADR, Cl B (A)                                    82,505        2,527,128
                                                                  --------------
                                                                      21,056,652
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.7%
   AT&T                                                  90,640        2,362,078
   BCE (A)                                              120,020        3,612,602
   Vodafone Group ADR (A)                               163,733        3,634,873
                                                                  --------------
                                                                       9,609,553
                                                                  --------------
UTILITIES -- 2.6%
   Aqua America (A)                                     138,525        2,539,163
   FPL Group                                             77,745        4,046,628
                                                                  --------------
                                                                       6,585,791
                                                                  --------------
Total Common Stock
   (Cost $215,993,752)                                               249,989,858
                                                                  --------------
CASH EQUIVALENTS* -- 9.2%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                               1,830,004        1,830,004
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                         5,962,125        5,962,125
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                           298,106          298,106
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                      7,583,863        7,583,863
   RBC Prime Money Market Fund,
      0.168% (B)                                      7,798,909        7,798,909
                                                                  --------------
Total Cash Equivalents (Cost $23,473,007)                             23,473,007
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 17.4%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $20,867,749 (collateralized by
      a FNMA Obligation, par value
      $18,923,783, 5.355%, 11/24/17;
      total market value $21,284,809)            $   20,867,436       20,867,436
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $5,962,304 (collateralized by a
      Corporate Obligation, par value
      $6,185,704, 0.000%, 05/11/12; total
      market value $6,260,828)                        5,962,125        5,962,125

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $17,886,642 (collateralized by
      various U.S. Government Agency
      Obligations, par value $18,270,335,
      0.000%, 10/21/10 - 01/25/12; total
      market value $18,245,520)                  $   17,886,374   $   17,886,374
                                                                  --------------
Total Repurchase Agreements
   (Cost $44,715,935)                                                 44,715,935
                                                                  --------------
Total Investments -- 124.2%
   (Cost $284,182,694) +                                          $  318,178,800
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $256,260,879.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $64,849,715.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $66,358,938.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $284,182,694, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $37,004,920 AND $(3,008,814) RESPECTIVELY.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                     Level 1        Level 2    Level 3       Total
                                  ------------   -----------   -------   ------------
Investments in Securities
   Common Stock                   $249,989,858   $        --     $--     $249,989,858
   Repurchase Agreements                    --    44,715,935      --       44,715,935
   Cash Equivalents                 23,473,007            --      --       23,473,007
                                  ------------   -----------     ---     ------------
Total Investments in Securities   $273,462,865   $44,715,935     $--     $318,178,800
                                  ============   ===========     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
REGISTERED INVESTMENT COMPANIES -- 93.9%
EXCHANGE TRADED FUNDS -- 57.4%
   iShares Barclays Aggregate Bond Fund                   2,735   $      287,011
   iShares Barclays Intermediate Credit
      Bond Fund (A)                                       1,974          207,181
   iShares iBoxx Investment Grade
      Corporate Bond Fund                                 5,602          601,151
   iShares Lehman Treasury Inflation-
      Protected Securities Fund                           3,779          400,801
   iShares MSCI EAFE Index Fund (A)                      21,542        1,172,531
   iShares MSCI Emerging Markets Index
      Fund (A)                                            5,498          231,191
   iShares S&P 500 Growth Index Fund                      9,600          583,008
   iShares S&P MidCap 400 Index Fund                      4,602          378,054
   SPDR International Small Cap (A)                      15,525          422,435
   SPDR KBW Bank                                          9,050          250,323
   SPDR KBW Regional Banking                              9,149          255,532
   SPDR S&P 500 Trust (A)                                23,383        2,779,303
   Utilities Select Sector SPDR (A)                       7,491          228,251
   Vanguard Emerging Markets                             21,735          914,174
   Vanguard Large Cap Fund                               61,820        3,348,789
   Vanguard Mega Cap 300 Fund                            16,569          675,021
   Vanguard Mid Cap Fund                                  5,545          374,177
   Vanguard Small Cap Fund                                5,792          385,226
   Vanguard Small Cap Value Fund                          3,866          246,496
                                                                  --------------
                                                                      13,740,655
                                                                  --------------
OPEN-END FUNDS -- 34.7%
   Cohen & Steers Institutional Reality
      Shares                                             34,386        1,228,940
   Frost Low Duration Bond Fund**                        29,088          308,327
   Ivy High Income Fund                                  53,214          447,532
   Mainstay Convertible Fund                             31,612          471,026
   PIMCO Total Return Fund                              399,338        4,444,633
   Templeton Global Bond Fund                           103,233        1,399,838
                                                                  --------------
                                                                       8,300,296
                                                                  --------------
CLOSED-END FUND -- 1.8%
   Macquarie Global Infrastructure Total
      Return Fund                                        28,658          441,046
                                                                  --------------
   Total Registered Investment Companies
      (Cost $22,864,180)                                              22,481,997
                                                                  --------------
COMMON STOCK -- 2.0%
MATERIALS -- 2.0%
   BHP Billiton ADR (A)                                   3,025          220,190
   Rio Tinto ADR                                          2,172          110,468
   Vale ADR, Cl B                                         4,697          143,869
                                                                  --------------
Total Common Stock (Cost $661,118)                                       474,527
                                                                  --------------
CASH EQUIVALENTS* -- 11.5%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                                 865,303          865,303
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                           517,637          517,637
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139 (B)                             25,882           25,882
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                        658,438          658,438

                                                   Shares/Face
Description                                          Amount            Value
-----------                                      --------------   --------------
   RBC Prime Money Market Fund,
      0.168% (B)                                        677,108   $      677,108
                                                                  --------------
Total Cash Equivalents (Cost $2,744,368)                               2,744,368
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 16.2%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $1,811,757 (collateralized by a
      FNMA Obligation, par value
      $1,642,980, 5.355%, 11/24/17; total
      market value $1,847,967)                   $    1,811,730        1,811,730
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $517,653 (collateralized by a
      Corporate Obligation, par value
      $537,049, 0.000%, 05/11/12; total
      market value $543,571)                            517,637          517,637
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $1,552,934 (collateralized by
      various U.S. Government Agency
      Obligations, par value $1,586,247,
      0.000%, 10/21/10 - 01/25/12; total
      market value $1,584,093)                        1,552,911        1,552,911
                                                                  --------------
Total Repurchase Agreements
   (Cost $3,882,278)                                                   3,882,278
                                                                  --------------
Total Investments -- 123.6%
   (Cost $30,151,944) +                                           $   29,583,170
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $23,936,986.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

**   INVESTMENT IN AFFILIATED COMPANY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $5,640,672.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $5,761,343.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
EAFE -- EUROPE, AUSTRALIA AND NEW ZEALAND, AND FAR EAST
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
S&P -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $30,151,944, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,296,106 AND $(1,864,880) RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                       Level 1       Level 2    Level 3      Total
                                     -----------   ----------   -------   -----------
Investments in Securities
   Registered Investment Companies   $22,481,997   $       --     $--     $22,481,997
   Repurchase Agreements                      --    3,882,278      --       3,882,278
   Common Stock                          474,527           --      --         474,527
   Cash Equivalents                    2,744,368           --      --       2,744,368
                                     -----------   ----------     ---     -----------
Total Investments in Securities      $25,700,892   $3,882,278     $--     $29,583,170
                                     ===========   ==========     ===     ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS                                   DEEP VALUE EQUITY FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
COMMON STOCK -- 82.3%
CONSUMER DISCRETIONARY -- 10.2%
   American Eagle Outfitters                             33,000   $      554,730
   Gannett (A)                                          235,500        4,008,210
   Home Depot                                           100,700        3,549,675
   JC Penney (A)                                         27,500          802,175
   Nintendo ADR                                         143,700        6,021,030
   Staples (A)                                           76,000        1,788,280
                                                                  --------------
                                                                      16,724,100
                                                                  --------------
CONSUMER STAPLES -- 4.5%
   Archer-Daniels-Midland (A)                           144,400        4,034,536
   Wal-Mart Stores                                       62,000        3,326,300
                                                                  --------------
                                                                       7,360,836
                                                                  --------------
ENERGY -- 2.7%
   ConocoPhillips                                        57,600        3,409,344
   Ensco International ADR                               21,306        1,005,217
                                                                  --------------
                                                                       4,414,561
                                                                  --------------
FINANCIALS -- 20.0%
   Allstate                                             126,200        4,122,954
   Annaly Capital Management++                          248,300        4,208,685
   Bank of America                                      193,830        3,455,989
   Barclays ADR                                         163,800        3,344,796
   Fidelity National Financial, Cl A                    110,000        1,669,800
   Genworth Financial, Cl A*                             66,800        1,103,536
   Lincoln National (A)                                  35,567        1,087,994
   Marsh & McLennan                                     303,700        7,355,614
   RenaissanceRe Holdings                                65,800        3,681,510
   XL Capital, Cl A                                     151,250        2,692,250
                                                                  --------------
                                                                      32,723,128
                                                                  --------------
HEALTH CARE -- 4.4%
   Johnson & Johnson                                     21,900        1,408,170
   Medtronic                                             30,100        1,315,069
   Novartis ADR (A)                                      42,200        2,145,870
   Teva Pharmaceutical Industries ADR (A)                40,500        2,378,565
                                                                  --------------
                                                                       7,247,674
                                                                  --------------
INDUSTRIALS -- 11.4%
   Boeing                                                84,800        6,142,064
   Carlisle                                              51,100        1,928,003
   Caterpillar (A)                                        7,700          524,293
   Dover                                                105,400        5,503,988
   Granite Construction (A)                              18,100          608,341
   Ingersoll-Rand (A)                                   105,300        3,893,994
                                                                  --------------
                                                                      18,600,683
                                                                  --------------
INFORMATION TECHNOLOGY -- 10.6%
   Black Box                                             99,456        3,102,033
   Canon ADR                                             26,800        1,224,224
   International Business Machines                       53,200        6,862,800
   Nokia ADR (A)                                        334,400        4,066,304
   Technitrol (A)                                       377,200        2,036,880
   Western Union (A)                                      2,900           52,925
                                                                  --------------
                                                                      17,345,166
                                                                  --------------
MATERIALS -- 4.6%
   Alcoa (A)                                            117,200        1,575,168
   Dow Chemical                                         126,300        3,893,829
   PPG Industries                                        28,100        1,977,397
                                                                  --------------
                                                                       7,446,394
                                                                  --------------
TELECOMMUNICATION SERVICES -- 12.1%
   AT&T                                                 306,092        7,976,758
   Nippon Telegraph & Telephone ADR (A)                 328,100        6,657,149
   Verizon Communications                               178,700        5,162,643
                                                                  --------------
                                                                      19,796,550
                                                                  --------------

                                                   Shares/Face
Description                                          Amount            Value
-----------                                      --------------   --------------
UTILITIES -- 1.8%
   Southern Union(A)                                    115,300   $    3,012,789
                                                                  --------------
Total Common Stock (Cost $157,798,391)                               134,671,881
                                                                  --------------
CASH EQUIVALENTS** -- 22.6%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.000%                   28,797,309       28,797,309
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                         2,245,277        2,245,277
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                           112,264          112,264
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                      2,856,008        2,856,008
   RBC Prime Money Market Fund,
      0.168% (B)                                      2,936,992        2,936,992
                                                                  --------------
Total Cash Equivalents (Cost $36,947,850)                             36,947,850
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 10.3%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $7,858,589 (collateralized by a
      FNMA Obligation, par value
      $7,126,510, 5.355%, 11/24/17; total
      market value $8,015,649)                   $    7,858,471        7,858,471
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $2,245,344 (collateralized by a
      Corporate Obligation, par value
      $2,329,475, 0.000%, 05/11/12; total
      market value $2,357,766)                        2,245,277        2,245,277
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $6,735,933 (collateralized by
      various U.S. Government Agency
      Obligations, par amount $6,880,428,
      0.000%, 10/21/10 - 01/25/12; total
      market value $6,871,083)                        6,735,832        6,735,832
                                                                  --------------
Total Repurchase Agreements
   (Cost $16,839,580)                                                 16,839,580
                                                                  --------------
Total Investments -- 115.2%
   (Cost $211,585,821) +                                          $  188,459,311
                                                                  ==============

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS                                   DEEP VALUE EQUITY FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

     PERCENTAGES ARE BASED ON NET ASSETS OF $163,632,303.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

++   REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $24,277,910.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $24,990,121.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $211,585,821, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,944,040 AND $(40,070,550) RESPECTIVELY.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                     Level 1       Level 2     Level 3       Total
                                  ------------   -----------   -------   ------------
Investments in Securities
   Common Stock                   $134,671,881   $        --     $--     $134,671,881
   Repurchase Agreements                    --    16,839,580      --       16,839,580
   Cash Equivalents                 36,947,850            --      --       36,947,850
                                  ------------   -----------     ---     ------------
Total Investments in Securities   $171,619,731   $16,839,580     $--     $188,459,311
                                  ============   ===========     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                   FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                           Shares           Value
-----------                                      --------------   --------------
COMMON STOCK -- 93.8%
CONSUMER DISCRETIONARY -- 24.1%
   American Greetings, Cl A (A)                          46,100   $    1,132,216
   AnnTaylor Stores*                                     60,700        1,317,190
   BJ's Restaurants* (A)                                 31,700          764,921
   Buffalo Wild Wings* (A)                               20,100          830,934
   Career Education*                                     20,200          591,254
   Carter's*                                             23,700          763,614
   Chico's FAS                                           61,800          920,202
   Childrens Place Retail Stores*                        24,500        1,122,590
   Chipotle Mexican Grill, Cl A* (A)                     10,300        1,389,573
   Cinemark Holdings                                     75,800        1,384,108
   Dick's Sporting Goods* (A)                            43,500        1,266,285
   DreamWorks Animation SKG, Cl A* (A)                   16,700          662,823
   Dress Barn* (A)                                       37,000        1,024,160
   Foot Locker (A)                                       69,600        1,068,360
   Grand Canyon Education*                               61,600        1,489,488
   Guess?                                                22,100        1,013,727
   hhgregg* (A)                                          40,239        1,152,042
   Iconix Brand Group* (A)                               47,900          826,754
   J Crew Group* (A)                                     15,700          729,579
   Men's Wearhouse (A)                                   29,200          689,996
   Meritage Homes* (A)                                   33,800          803,764
   Monro Muffler                                         27,000          968,220
   Morningstar* (A)                                      20,400          959,004
   NutriSystem (A)                                       83,800        1,619,854
   Panera Bread, Cl A* (A)                               16,600        1,293,804
   Peet's Coffee & Tea* (A)                              17,600          697,312
   Pier 1 Imports*                                       78,100          646,668
   Ruby Tuesday*                                         93,200        1,042,908
   Skechers U.S.A., Cl A*                                27,200        1,043,120
   Talbots*                                              14,000          230,300
   Texas Roadhouse, Cl A* (A)                            67,200          993,216
   Thor Industries (A)                                   33,600        1,199,856
   Tractor Supply (A)                                    21,000        1,410,570
   Williams-Sonoma (A)                                   37,300        1,074,240
                                                                  --------------
                                                                      34,122,652
                                                                  --------------
CONSUMER STAPLES -- 3.6%
   Darling International*                               163,000        1,546,870
   Diamond Foods (A)                                     30,500        1,302,655
   Nu Skin Enterprises, Cl A                             42,200        1,268,532
   United Natural Foods*                                 31,500          966,735
                                                                  --------------
                                                                       5,084,792
                                                                  --------------
ENERGY -- 7.1%
   Atwood Oceanics* (A)                                  32,900        1,197,889
   Berry Petroleum, Cl A                                 46,000        1,489,020
   Cabot Oil & Gas(A)                                    17,400          628,662
   Comstock Resources* (A)                               17,200          551,432
   Concho Resources*                                     24,900        1,414,818
   Dril-Quip*                                             6,800          393,924
   EXCO Resources                                        31,100          576,905
   Key Energy Services*                                  82,500          895,950
   St. Mary Land & Exploration (A)                       27,000        1,086,480
   Tetra Technologies*                                   58,100          714,049
   Unit*                                                 22,900        1,093,933
                                                                  --------------
                                                                      10,043,062
                                                                  --------------
FINANCIALS -- 12.7%
   Affiliated Managers Group* (A)                        16,900        1,422,642
   Alexandria Real Estate Equities++ (A)                 19,300        1,366,633
   Columbia Banking System                               22,700          510,296
   Digital Realty Trust++ (A)                            19,800        1,162,260

Description                                          Shares            Value
-----------                                      --------------   --------------
   Douglas Emmett++ (A)                                  85,200   $    1,426,248
   Entertainment Properties Trust++                      33,500        1,464,620
   First Interstate Bancsystem, Cl A                     39,900          643,587
   First Potomac Realty Trust++                          35,278          572,209
   FirstMerit                                            43,300        1,017,550
   Jones Lang LaSalle                                    18,300        1,443,504
   Old National Bancorp                                  77,000        1,032,570
   Prosperity Bancshares (A)                             17,100          670,662
   Raymond James Financial (A)                           44,900        1,375,736
   Signature Bank NY*                                    34,100        1,376,958
   Stifel Financial*                                      6,300          361,179
   Waddell & Reed Financial, Cl A (A)                    58,400        2,167,808
                                                                  --------------
                                                                      18,014,462
                                                                  --------------
HEALTH CARE -- 9.9%
   Abaxis* (A)                                           26,100          676,251
   Bio-Reference Labs* (A)                               57,800        1,352,520
   Catalyst Health Solutions*                            31,800        1,345,458
   DynaVox, Cl A*                                         8,700          123,540
   HMS Holdings*                                         28,300        1,514,050
   ICON ADR*                                             26,000          758,420
   IPC The Hospitalist*                                  32,300        1,002,592
   IRIS International*                                   64,800          740,664
   Mednax*                                               19,000        1,043,860
   RehabCare Group*                                      48,200        1,374,664
   Sirona Dental Systems* (A)                            40,500        1,688,445
   SXC Health Solutions*                                 25,500        1,777,350
   Zoll Medical*                                         18,700          571,285
                                                                  --------------
                                                                      13,969,099
                                                                  --------------
INDUSTRIALS -- 15.2%
   AAR*                                                  41,200        1,004,456
   Acuity Brands (A)                                     22,900        1,035,309
   Altra Holdings*                                       48,300          732,228
   American Science & Engineering                         9,200          691,380
   EMCOR Group*                                          27,000          771,120
   Franklin Electric                                     22,400          783,776
   General Cable* (A)                                    24,200          691,394
   Healthcare Services Group                             41,400          889,686
   Hexcel*                                               73,500        1,190,700
   Insituform Technologies, Cl A*                        50,000        1,198,500
   Kaydon (A)                                            26,100        1,086,543
   Korn/Ferry International*                             41,800          677,578
   Marten Transport*                                     33,200          725,420
   Moog, Cl A*                                           27,700        1,029,609
   Old Dominion Freight Line*                            19,900          714,012
   Orbital Sciences*                                     72,800        1,338,064
   Pentair (A)                                           31,100        1,124,576
   Regal-Beloit                                          18,000        1,138,860
   SYKES Enterprises*                                    26,800          609,164
   Towers Watson, Cl A                                   13,900          667,200
   Tutor Perini*                                         20,600          499,962
   UTi Worldwide                                         40,700          645,095
   WESCO International*                                  20,600          836,772
   Woodward Governor                                     47,000        1,506,350
                                                                  --------------
                                                                      21,587,754
                                                                  --------------
INFORMATION TECHNOLOGY -- 20.5%
   Acxiom*                                               89,300        1,703,844
   Advent Software* (A)                                  27,200        1,228,896
   Aruba Networks* (A)                                   54,500          684,520
   Blackboard* (A)                                       28,900        1,229,695
   Blue Coat Systems* (A)                                43,200        1,405,296
   Bottomline Technologies*                              19,500          339,300
   Coherent*                                             40,100        1,506,557
   Cypress Semiconductor*                                80,200        1,033,778

THE ADVISORS' INNER CIRCLE FUND II                   FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

                                                   Shares/Face
Description                                          Amount            Value
-----------                                      --------------   --------------
   DG FastChannel* (A)                                   16,000   $      562,880
   Diodes*                                               30,000          644,100
   Factset Research Systems (A)                           9,500          714,590
   Finisar* (A)                                         143,200        2,142,272
   International Rectifier*                              43,700        1,005,974
   Itron* (A)                                            24,100        1,918,601
   JDA Software Group*                                   33,200          959,480
   JDS Uniphase* (A)                                    108,100        1,404,219
   MAXIMUS                                               17,600        1,089,616
   Micros Systems* (A)                                   25,400          943,864
   Monolithic Power Systems*                             29,900          737,035
   Netgear*                                              51,400        1,390,884
   Netlogic Microsystems* (A)                            34,300        1,069,131
   Netscout Systems*                                     14,200          206,184
   Power Integrations                                    16,500          634,920
   Progress Software*                                    41,500        1,338,375
   Semtech*                                              38,300          695,145
   Silicon Laboratories* (A)                             19,900          962,165
   SS&C Technologies Holdings*                           45,100          756,778
   Teradyne*                                             61,300          749,699
                                                                  --------------
                                                                      29,057,798
                                                                  --------------
MATERIALS -- 0.7%
   Thompson Creek Metals*                                72,000          923,040
                                                                  --------------
Total Common Stock
      (Cost $108,223,461)                                            132,802,659
                                                                  --------------
CASH EQUIVALENTS** -- 15.5%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                               6,204,056        6,204,056
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                         4,348,305        4,348,305
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                           217,415          217,415
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                      5,531,074        5,531,074
   RBC Prime Money Market Fund,
      0.168% (B)                                      5,687,911        5,687,911
                                                                  --------------
Total Cash Equivalents (Cost $21,988,761)                             21,988,761
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 23.1%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10,
      repurchase price $15,219,296
      (collateralized by a FNMA
      Obligation, par value $13,801,521,
      5.355%, 11/24/17; total market value
      $15,523,468)                               $   15,219,068       15,219,068
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $4,348,435 (collateralized by a
      Corporate Obligation, par value
      $4,511,367, 0.000%, 05/11/12; total
      market value $4,566,156)                        4,348,305        4,348,305

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $13,045,112 (collateralized by
      various U.S Government Agency
      Obligations, par value $13,324,947,
      0.000%, 10/21/10-01/25/12; total
      market value $13,306,849)                  $   13,044,916   $   13,044,916
                                                                  --------------
Total Repurchase Agreements
      (Cost $32,612,289)                                              32,612,289
                                                                  --------------
Total Investments -- 132.4%
      (Cost $162,824,511) +                                       $  187,403,709
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $141,556,451.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

++   REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $47,220,654.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $48,396,994.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $162,824,511, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,638,979 AND $(1,059,781) RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                   FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                     Level 1        Level 2     Level 3       Total
                                  ------------   ------------   -------   ------------
Investments in Securities
   Common Stock                   $132,802,659   $         --     $--     $132,802,659
   Repurchase Agreements                    --     32,612,289      --       32,612,289
   Cash Equivalents                 21,988,761             --      --       21,988,761
                                  ------------   ------------     ---     ------------
Total Investments in Securities   $154,791,420   $ 32,612,289     $--     $187,403,709
                                  ============   ============     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
COMMON STOCK -- 93.6%
AUSTRALIA -- 2.0%
   BHP Billiton                                         149,928   $    5,479,639
                                                                  --------------
BRAZIL -- 4.5%
    BM&F BOVESPA                                        479,210        3,157,960
    Empresa Brasileira de Aeronautica
       ADR (A)                                           80,300        1,933,624
    Natura Cosmeticos                                   132,000        2,803,338
    Petroleo Brasileiro ADR                             108,605        4,608,110
                                                                  --------------
                                                                      12,503,032
                                                                  --------------
CANADA -- 5.0%
   Canadian National Railway                            100,400        6,007,792
   Canadian Natural Resources                            57,090        4,396,250
   Potash Corp. of Saskatchewan                          31,389        3,468,485
                                                                  --------------
                                                                      13,872,527
                                                                  --------------
CHINA -- 5.0%
   China Merchants Bank, Cl H                         1,998,449        4,899,344
   Industrial & Commercial Bank of China              8,658,800        6,311,229
   Sinopharm Group, Cl H                                581,600        2,621,445
                                                                  --------------
                                                                      13,832,018
                                                                  --------------
DENMARK -- 3.7%
   Novo Nordisk, Cl B                                    78,460        6,458,584
   Vestas Wind Systems*                                  62,968        3,843,977
                                                                  --------------
                                                                      10,302,561
                                                                  --------------
FRANCE -- 8.3%
   Air Liquide                                           37,919        4,423,810
   AXA (A)                                              185,300        3,682,509
   BNP Paribas                                           57,100        3,922,141
   Lafarge                                               55,204        4,002,577
   LVMH Moet Hennessy Louis Vuitton                      58,465        6,728,496
                                                                  --------------
                                                                      22,759,533
                                                                  --------------
GERMANY -- 5.0%
   Deutsche Bank                                         37,200        2,596,581
   Fresenius Medical Care & KGaA (A)                     83,500        4,521,194
   SAP                                                  136,353        6,579,043
                                                                  --------------
                                                                      13,696,818
                                                                  --------------
HONG KONG -- 3.6%
   CNOOC                                              3,073,594        5,406,609
   Hong Kong Exchanges and Clearing                     274,800        4,490,898
                                                                  --------------
                                                                       9,897,507
                                                                  --------------
IRELAND -- 0.9%
   Covidien                                              51,300        2,461,887
                                                                  --------------
ISRAEL -- 3.1%
   Teva Pharmaceutical Industries ADR                   143,364        8,419,768
                                                                  --------------
ITALY -- 0.9%
   Intesa Sanpaolo                                      753,216        2,482,639
                                                                  --------------
JAPAN -- 8.7%
   Canon                                                 65,499        2,996,619
   Dai-ichi Life Insurance                                1,680        2,870,954
   Fanuc                                                 29,641        3,500,742
   Komatsu                                              252,678        5,094,126
   Mitsubishi UFJ Financial Group                       966,200        5,035,706
   Toyota Motor                                         115,280        4,454,895
                                                                  --------------
                                                                      23,953,042
                                                                  --------------

Description                                          Shares            Value
-----------                                      --------------   --------------
MEXICO -- 3.3%
   America Movil ADR (A)                                 86,868   $    4,471,965
   Wal-Mart de Mexico                                 1,943,480        4,548,812
                                                                  --------------
                                                                       9,020,777
                                                                  --------------
NETHERLANDS -- 3.6%
   ING Groep                                            289,100        2,551,794
   Koninklijke KPN                                      191,100        2,867,187
   Schlumberger                                          64,150        4,581,593
                                                                  --------------
                                                                      10,000,574
                                                                  --------------
SOUTH KOREA -- 1.4%
   Hyundai Motor                                         30,628        3,736,478
                                                                  --------------
SPAIN -- 1.6%
   Telefonica                                           196,700        4,452,531
                                                                  --------------
SWEDEN -- 1.9%
   Hennes & Mauritz, Cl B (A)                            83,542        5,333,797
                                                                  --------------
SWITZERLAND -- 7.2%
   Julius Baer Group                                     55,605        1,911,665
   Logitech International*                              111,586        1,822,275
   Nestle                                               114,300        5,594,624
   Novartis                                             106,687        5,441,180
   Roche Holding                                         32,523        5,136,701
                                                                  --------------
                                                                      19,906,445
                                                                  --------------
TAIWAN -- 1.0%
   Taiwan Semiconductor Manufacturing
      ADR                                               249,000        2,636,910
                                                                  --------------
TURKEY -- 0.4%
   Turkcell Iletisim Hizmet                             173,200        1,122,965
                                                                  --------------
UNITED KINGDOM -- 21.2%
   Amdocs*                                              118,774        3,793,641
   ARM Holdings                                       1,063,000        4,099,084
   British American Tobacco                             157,237        4,943,148
   British Sky Broadcasting Group                       462,546        4,328,672
   Cairn Energy*                                        245,390        1,497,229
   Carnival                                             153,638        6,653,993
   Kingfisher                                         1,409,676        5,371,195
   Pearson                                              189,654        3,030,171
   Reckitt Benckiser Group                              109,112        5,666,861
   SABMiller                                            127,223        3,987,550
   Smith & Nephew                                       255,714        2,650,541
   Standard Chartered                                   227,140        6,057,479
   Tesco                                                986,321        6,540,505
                                                                  --------------
                                                                      58,620,069
                                                                  --------------
UNITED STATES -- 1.3%
   Southern Copper (A)                                   68,600        2,097,788
   Thomson Reuters                                       40,800        1,469,908
                                                                  --------------
                                                                       3,567,696
                                                                  --------------
Total Common Stock (Cost $235,959,635)                               258,059,213
                                                                  --------------
PREFERRED STOCK -- 1.0%
   Volkswagen                                            28,454        2,749,140
                                                                  --------------
Total Preferred Stock (Cost $2,663,123)                                2,749,140
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

                                                   Shares/Face
Description                                           Amount           Value
-----------                                      --------------   --------------
CASH EQUIVALENTS** -- 6.6%
   AIM STIT-Government & Agency
     Portfolio, 0.020%                           $   12,462,316   $   12,462,316
   Fidelity Institutional Prime Money
     Market Fund, 0.211% (B)                          1,588,215        1,588,215
   Invesco AIM Liquid Asset Money
     Market Fund, 0.139% (B)                             79,411           79,411
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                      2,020,220        2,020,220
   RBC Prime Money Market Fund,
      0.168% (B)                                      2,077,505        2,077,505
                                                                  --------------
Total Cash Equivalents (Cost $18,227,667)                             18,227,667
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 4.3%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $5,558,835 (collateralized by a
      FNMA Obligation, par value
      $5,040,993, 5.355%, 11/24/17; total
      market value $5,669,933)                   $    5,558,751        5,558,751
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $1,588,263 (collateralized by a
      Corporate Obligation, par value
      $1,647,773, 0.000%, 05/11/12; total
      market value $1,667,784)                        1,588,215        1,588,215
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $4,764,715 (collateralized by
      various U.S. Agency Obligations, par
      value $4,866,925, 0.000%, 10/21/10 -
      01/25-12; total market value
      $4,860,315)                                     4,764,644        4,764,644
                                                                  --------------
Total Repurchase Agreements
   (Cost $11,911,610)                                                 11,911,610
                                                                  --------------
Total Investments -- 105.5%
   (Cost $268,762,035) +                                          $  290,947,630
                                                                  ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2010, is as follows:

                                                              UNREALIZED
                                                             APPRECIATION
MATURITY DATE   CURRENCY TO DELIVER   CURRENCY TO RECEIVE   (DEPRECIATION)
-------------   -------------------   -------------------   --------------
5/4/10            BRL 10,882,000        USD  5,994,932        $(262,504)
5/4/10            USD  6,269,733        BRL 10,882,000          (12,814)
5/28/10           MXP 94,024,000        USD  7,138,172         (480,541)
7/26/10           EUR 11,381,000        USD 15,751,417          594,373
                                                              ---------
                                                              $(161,486)
                                                              =========

     PERCENTAGES ARE BASED ON NET ASSETS OF $275,859,012.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $16,908,378.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $17,676,961.

ADR -- AMERICAN DEPOSITARY RECEIPT
BRL -- BRAZILIAN REAL
CL  -- CLASS
EUR -- EURO
MXP -- MEXICAN PESO
USD -- UNITED STATES DOLLAR

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $268,762,035, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $35,808,103 AND $(13,622,508) RESPECTIVELY.


THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
(Unaudited)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities                       Level 1               Level 2                 Level 3                 Total
                                            -------------          -------------           -------------         -------------
Common Stock                                $ 258,059,213          $          --           $          --         $ 258,059,213
Repurchase Agreements                                  --             11,911,610                      --            11,911,610
Preferred Stock                                 2,749,140                     --                      --             2,749,140
Cash Equivalents                               18,227,667                     --                      --            18,227,667
                                            -------------          -------------           -------------         -------------
Total Investments in Securities             $ 279,036,020          $  11,911,610           $          --         $ 290,947,630
                                            =============          =============           =============         =============

Other Financial Instruments                     Level 1               Level 2                 Level 3                 Total
                                            -------------          -------------           -------------         -------------
Forwards*                                   $          --          $    (161,486)          $          --         $    (161,486)
                                            -------------          -------------           -------------         -------------

* The amount disclosed for the Forwards is the unrealized depreciation on the Instrument.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMIANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
CORPORATE OBLIGATIONS -- 28.9%
CONSUMER DISCRETIONARY -- 2.0%
   AutoZone
      6.950%, 06/15/16                           $    3,000,000   $    3,442,485
                                                                  --------------
CONSUMER STAPLES -- 0.6%
   CVS Caremark
      4.875%, 09/15/14                                1,000,000        1,073,538
                                                                  --------------
ENERGY -- 6.7%
   Credit Suisse NY MTN
      5.000%, 05/15/13                                2,000,000        2,152,134
   General Electric Capital MTN (A)
      0.517%, 09/15/14                                1,000,000          966,160
   HSBC Finance (A)
      0.682%, 06/01/16                                3,000,000        2,825,970
   Metropolitan Life Global Funding I (B)
      5.125%, 06/10/14                                3,000,000        3,245,304
   Wachovia (A)
      0.527%, 06/15/17                                3,000,000        2,760,168
                                                                  --------------
                                                                      11,949,736
                                                                  --------------
FINANCIALS -- 7.3%
   Fifth Third Bancorp
      6.250%, 05/01/13                                3,000,000        3,250,674
   Hartford Financial Services Group
      5.250%, 10/15/11                                3,000,000        3,115,119
   Merrill Lynch, Ser MTN (A)
      0.449%, 11/01/11                                2,000,000        1,982,016
   Morgan Stanley (A)
      0.783%, 10/15/15                                5,000,000        4,641,165
                                                                  --------------
                                                                      12,988,974
                                                                  --------------
HEALTH CARE -- 5.4%
   McKesson
      5.250%, 03/01/13                                3,000,000        3,216,408
   UnitedHealth Group (A)
      0.451%, 06/21/10                                3,000,000        3,000,270
   Wyeth (C)
      5.500%, 02/15/16                                3,000,000        3,361,806
                                                                  --------------
                                                                       9,578,484
                                                                  --------------
INDUSTRIALS -- 2.1%
   Ingersoll-Rand Global Holding (C)
      9.500%, 04/15/14                                3,000,000        3,678,291
                                                                  --------------
INFORMATION TECHNOLOGY -- 1.9%
   Fiserv
      6.125%, 11/20/12                                3,000,000        3,275,001
                                                                  --------------
SOVEREIGN -- 1.1%
   Republic of Austria MTN (B)
      2.000%, 11/15/12                                2,000,000        2,022,214
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.8%
   AT&T
      5.875%, 02/01/12                                3,000,000        3,228,300
                                                                  --------------
Total Corporate Obligations
   (Cost $48,164,937)                                                 51,237,023
                                                                  --------------

Description                                        Face Amount         Value
-----------                                      --------------   --------------
ASSET-BACKED SECURITIES -- 26.5%
AUTOMOTIVE -- 12.4%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                        $      560,624   $      563,075
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                                43,855           44,275
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                               681,821          685,644
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.264%, 12/15/12 (A)                           463,139          460,546
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                               284,929          286,458
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                             1,000,000        1,046,924
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                             2,800,000        2,903,730
   Drive Auto Receivables Trust, Ser 2006-
      2, Cl A3
         5.330%, 04/15/14 (B)                           241,187          241,526
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A
         4.810%, 01/15/13                             2,500,000        2,587,340
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                             1,000,000        1,051,328
   Household Automotive Trust, Ser 2006-
      2, Cl A4
         5.670%, 06/17/13                               500,000          508,722
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         0.304%, 09/15/14 (A)                           527,307          512,027
   Swift Master Auto Receivables Trust,
      Cl A
         0.354%, 06/15/12 (A)                         1,552,000        1,550,592
   Swift Master Auto Receivables Trust,
      Cl B
         1.704%, 10/15/12 (A)                           500,000          500,000
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                             4,465,803        4,639,942
   UPFC Auto Receivables Trust,
      Ser 2007-A, Cl A3
         5.530%, 07/15/13                               473,921          483,362
   Wachovia Auto Loan Owner Trust,
      Ser 2007-1, Cl C
         5.450%, 10/22/12                             1,650,000        1,697,043
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                             1,181,523        1,194,185
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                             1,000,000        1,044,147
                                                                  --------------
                                                                      22,000,866
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
CREDIT CARDS -- 6.0%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                        $    2,000,000   $    2,172,321
   Cabela's Master Credit Card Trust
         1.704%, 01/16/18 (A) (B)                     2,000,000        2,019,541
   Chase Issuance Trust, Ser 2008-A4,
      Cl A4
         4.650%, 03/15/15                             2,500,000        2,695,040
   Citibank, Ser 2004-B2, Cl B2
         0.569%, 10/07/13 (A)                           750,000          742,675
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         0.294%, 03/15/15 (A)                         2,000,000        1,967,776
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                             1,000,000        1,073,637
                                                                  --------------
                                                                      10,670,990
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 8.1%
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.504%, 06/15/13 (A)                         5,000,000        4,915,243
   John Deere Owner Trust, Ser 2008-A,
      Cl A4
         4.890%, 03/16/15                             1,000,000        1,045,608
   Marriott Vacation Club Owner Trust,
      Ser 2009-2A, Cl A
         4.809%, 07/20/31 (B)                         2,606,541        2,616,034
   Sierra Receivables Funding, Cl A1
         4.480%, 07/20/26 (B)                         4,718,268        4,722,235
   Sierra Receivables Funding, Cl A2
         1.256%, 09/20/19 (A) (B)                     1,055,846          998,866
                                                                  --------------
                                                                      14,297,986
                                                                  --------------
Total Asset-Backed Securities
   (Cost $44,620,170)                                                 46,969,842
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.7%
   FAMC
      3.875%, 08/19/11                                4,250,000        4,422,771
   FFCB
      4.820%, 10/12/12                                5,500,000        5,943,536
      4.400%, 01/03/13                                1,935,000        2,076,851
   FHLB
      6.700%, 07/22/14                                  500,000          587,862
      3.000%, 08/26/12                                2,000,000        1,992,542
   FHLMC
      5.500%, 08/20/12                                1,900,000        2,076,879
   FNMA
      5.000%, 10/15/11                                1,000,000        1,060,142
      2.250%, 02/26/11                                2,000,000        2,009,492
   GNMA, Cl PD
      5.000%, 05/20/38                                9,712,463       10,345,094
   GNMA, Cl VB
      5.000%, 12/20/39                                2,500,000        2,615,864
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $31,739,855)                                                 33,131,033
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 15.3%
   U.S. Treasury Bills
         0.220%, 10/14/10 (D)                         1,000,000          999,021

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   U.S. Treasury Inflationary Protection
      Security
         1.250%, 04/15/14                        $    1,000,000   $    1,068,786
   U.S. Treasury Note
         2.500%, 03/31/15 (C)                         5,000,000        5,025,000
         2.375%, 09/30/14                            10,000,000       10,071,880
         1.375%, 10/15/12                             5,000,000        5,020,310
         1.000%, 08/31/11                             5,000,000        5,025,390
                                                                  --------------
Total U.S. Treasury Obligations
 (Cost $26,979,891)                                                   27,210,387
                                                                  --------------
MUNICIPAL BONDS -- 8.9%
   City of El Paso Texas, GO
         3.610%, 08/15/14                               500,000          512,250
   Florida Hurricane Catastrophe Fund
      Finance, Ser A, RB(A)
      Callable 06/15/10 @ 101
         1.034%, 10/15/12                             2,000,000        1,926,560
   Georgia Municipal Gas Authority, Ser F,
      RB
         3.071%, 08/01/11                             1,000,000        1,020,560
   New York Institute of Technology,
      Ser A-RMKT, RB
         4.799%, 03/01/14                             3,400,000        3,391,432
   New York State, Environmental
      Facilities, Ser A, RB
         5.850%, 03/15/11                             1,000,000        1,029,280
   North Carolina Eastern Municipal Power
      Agency, Ser C, RB
         4.430%, 01/01/14                             1,500,000        1,510,500
   Oklahoma County Finance Authority,
      RB
         5.350%, 09/01/15                               750,000          777,998
   San Antonio Convention Hotel Finance,
      Ser B, RB, AMBAC
         4.800%, 07/15/13                             1,215,000        1,223,857
   South Texas, Detention Complex Local
      Development Authority, RB,
      National-RE
         4.340%, 02/01/11                             1,865,000        1,871,639
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 06/04/10 @ 100
         7.000%, 12/01/10                               375,000          376,579
   Will County Community Unit School
      District No. 365 Valley View, Ser B,
      GO, Assured Guaranty
         4.750%, 11/01/15                             2,000,000        2,123,920
                                                                  --------------
Total Municipal Bonds
   (Cost $15,525,022)                                                 15,764,575
                                                                  --------------
COMMERCIAL PAPER (D) -- 1.1%
   FCAR Owner Trust
         0.270%, 05/06/10                             1,000,000          999,960
   Jupiter Securitization
         0.190%, 05/03/10 (B)                           500,000          499,990
   White Point Funding
         0.500%, 06/04/10                               510,000          509,853
                                                                  --------------
Total Commercial Paper (Cost $2,009,717)                               2,009,803
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

                                                  Face Amount/
Description                                          Shares            Value
-----------                                      --------------   --------------
CERTIFICATE OF DEPOSIT -- 0.1%
   Legacy Bank Texas
      1.390%, 02/25/11                           $      245,000   $      246,264
                                                                  --------------
Total Certificate of Deposit
   (Cost $245,000)                                                       246,264
                                                                  --------------
CASH EQUIVALENTS* -- 1.3%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                                 452,951          452,951
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (E)                           509,388          509,388
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (E)                            25,469           25,469
   Merrill Lynch Select Institutional Fund,
         0.156% (E)                                     647,945          647,945
   RBC Prime Money Market Fund,
         0.168% (E)                                     666,318          666,318
                                                                  --------------
Total Cash Equivalents (Cost $2,302,071)                               2,302,071
                                                                  --------------
REPURCHASE AGREEMENTS (E) -- 2.2%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $1,782,886 (collateralized by a
      FNMA Obligation, par value
      1,616,797, 5.355%, 11/24/17; total
      market value $1,818,517)                        1,782,858        1,782,858
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $509,403 (collateralized by a
      Corporate Obligation, par value
      $528,490, 0.000%, 05/11/12; total
      market value $534,908)                            509,388          509,388
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $1,528,187 (collateralized by
      various U.S. Government Agency
      Obligations, par value $1,560,968,
      0.000%, 10/21/10 - 01/25/12; total
      market value $1,558,848)                        1,528,164        1,528,164
                                                                  --------------
Total Repurchase Agreements
   (Cost $3,820,410)                                                   3,820,410
                                                                  --------------
Total Investments -- 103.0%
   (Cost $175,407,073) +                                          $  182,691,408
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $177,349,490.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF APRIL 30, 2010. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT RESET DATE.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $5,578,661.

(D) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $5,669,530.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
FAMC -- FEDERAL AGRICULTURE MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $175,407,073, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,337,701 AND $(53,366) RESPECTIVELY.



THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                          Level 1        Level 2     Level 3       Total
                                        -----------   ------------   -------   ------------
Investments in Securities
   Corporate Obligations                        $--   $ 51,237,023     $--     $ 51,237,023
   Asset-Backed Securities                       --     46,969,842      --       46,969,842
   U.S. Government Agency Obligations            --     33,131,033      --       33,131,033
   U.S. Treasury Obligations             27,210,387           --        --       27,210,387
   Municipal Bonds                               --     15,764,575      --       15,764,575
   Repurchase Agreements                         --      3,820,410      --        3,820,410
   Cash Equivalents                       2,302,071           --        --        2,302,071
   Commercial Paper                              --      2,009,803      --        2,009,803
   Certificate of Deposit                        --        246,264      --          246,264
                                        -----------   ------------     ---     ------------
Total Investments in Securities         $29,512,458   $153,178,950     $--     $182,691,408
                                        ===========   ============     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
MORTGAGE-BACKED SECURITIES -- 35.6%
AGENCY MORTGAGE-BACKED OBLIGATION -- 23.2%
   FHLMC
      6.000%, 05/01/26 to 11/01/47               $    6,169,253   $    6,618,130
      5.500%, 12/01/37                                2,763,805        2,923,029
      5.000%, 04/01/21 to 04/01/24                    9,438,878       10,020,594
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                1,359,150        1,437,083
   FNMA, Cl 2, IO
      5.000%, 09/25/39                               22,957,624        5,563,766
   FNMA
      5.500%, 07/01/36 to 12/01/47                    6,499,321        6,826,205
      5.000%, 04/01/19 to 05/01/35                   14,722,397       15,606,829
      4.500%, 02/01/39                                9,475,876        9,564,811
   FNMA, Cl FD
      0.563%, 07/25/35 (A)                            4,844,255        4,846,309
   FNMA, IO
      4.500%, 11/25/39                               24,437,268        6,439,575
   GNMA, Cl VB
      5.000%, 12/20/39                                2,500,000        2,615,864
   GNMA
      4.500%, 06/15/39                               13,660,214       13,900,121
   GNMA REMIC, Ser 2008-68, Cl DC
      5.000%, 01/20/29                                1,544,942        1,613,681
                                                                  --------------
                                                                      87,975,997
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 12.4%
   Banc of America Commercial Mortgage, Cl AJ
      5.421%, 10/10/45                                3,000,000        1,809,781
   Banc of America Commercial Mortgage,
      Ser 2006-6, Cl A3
      5.369%, 10/10/45                                2,500,000        2,548,609
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl AJ
      6.416%, 02/10/51 (A)                            1,000,000          522,629
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl B
      6.416%, 02/10/51 (A) (B)                          500,000          198,105
   Bear Stearns Commercial Mortgage
      Securities, Cl AJ
      6.138%, 06/11/50 (A)                            3,000,000        2,205,652
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
      5.618%, 12/11/40 (A)                            3,000,000        2,536,283
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
      5.209%, 12/11/38                                2,000,000        2,081,828
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl J
      6.138%, 06/11/50 (A) (B)                        1,000,000          105,677
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
      2.513%, 02/25/37 (A)                            1,000,000           39,367
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl C
      5.920%, 03/15/49 (A)                            1,000,000          389,837
   Credit Suisse First Boston Mortgage
      Securities, Cl G
      6.930%, 02/15/34 (B)                              865,000          853,409
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
      5.711%, 02/15/39 (A)                              800,000          838,573
   Entertainment Properties Trust, Cl B
      5.734%, 02/15/18 (B)                            3,700,000        3,823,927

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   GE Business Loan Trust, Cl A
      0.424%, 04/16/35 (A) (B)                   $    3,269,317   $    2,437,375
   Greenwich Capital Commercial Funding,
      Ser 2007-GC9, Cl J
      5.966%, 03/10/39 (A) (B)                        1,000,000          146,942
   JPMorgan Chase Commercial Mortgage
      Securities, Cl A3
      5.420%, 01/15/49                                2,850,000        2,747,469
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB16, Cl B
      5.672%, 05/12/45 (A)                            1,000,000          439,633
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl J
      6.260%, 02/15/51 (A) (B)                        1,000,000          107,135
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A4
      4.954%, 09/15/30                                2,000,000        2,063,724
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl C
      5.350%, 11/15/40 (A)                            1,100,000          804,998
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C6, Cl D
      6.451%, 07/15/40 (A)                              650,000          118,724
   Merrill Lynch, Cl A4
      5.810%, 06/12/50 (A)                            2,000,000        1,944,505
   Merrill Lynch Mortgage Trust, Cl A4
      6.020%, 06/12/50 (A)                            1,000,000        1,021,382
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
      6.020%, 06/12/50 (A)                              250,000           75,436
   Morgan Stanley Capital I, Ser 2006-
      HQ9, Cl A3
      5.712%, 07/12/44                                1,650,000        1,740,243
   Morgan Stanley Capital I, Ser 2006-
      IQ11, Cl A3
      5.904%, 10/15/42 (A)                              510,000          537,562
   Morgan Stanley Capital I, Ser 2006-T23,
      Cl A3
      5.981%, 08/12/41 (A)                            1,600,000        1,695,392
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl AJ
      6.076%, 06/11/49 (A)                            2,000,000        1,369,298
   Morgan Stanley Capital I, Ser 2007-T25,
      Cl B
      5.614%, 11/12/49 (A) (B)                        1,750,000          563,127
   Morgan Stanley Capital I, Ser 2007-T27,
      Cl B
      5.802%, 06/11/42 (A) (B)                          500,000          164,226
   Morgan Stanley Capital I, Ser 2008-T29,
      Cl A4
      6.458%, 01/11/43                                3,500,000        3,775,698
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl B
      5.040%, 03/12/35                                  200,000          202,925
   Morgan Stanley Reremic Trust, Cl A4A
      5.999%, 08/12/45 (A) (B)                        5,000,000        5,165,950
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2006-C27, Cl B
      5.865%, 07/15/45 (A)                            1,000,000          457,265
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C30, Cl J
      6.023%, 12/15/43 (A) (B)                        1,414,000           27,795

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2007-C31, Cl AJ
      5.660%, 04/15/47 (A)                       $    1,000,000   $      452,433
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2007-C33, Cl AJ
      6.099%, 02/15/51 (A)                            1,000,000          571,506
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2006-3, Cl A3
      5.750%, 03/25/36                                  749,315          644,449
                                                                  --------------
                                                                      47,228,869
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $139,056,621)                                               135,204,866
                                                                  --------------
CORPORATE OBLIGATIONS -- 32.1%
CONSUMER DISCRETIONARY -- 4.2%
   AutoZone
      7.125%, 08/01/18                                2,000,000        2,311,688
   Best Buy
      6.750%, 07/15/13                                3,000,000        3,356,430
   CBS
      8.200%, 05/15/14                                3,000,000        3,526,611
   Mattel
      5.625%, 03/15/13                                3,000,000        3,232,218
   Yum! Brands
      6.250%, 04/15/16                                3,000,000        3,388,791
                                                                  --------------
                                                                      15,815,738
                                                                  --------------
CONSUMER STAPLES -- 0.7%
   Dr Pepper Snapple Group
      6.120%, 05/01/13                                2,500,000        2,782,635
                                                                  --------------
ENERGY -- 8.4%
   BioMed Realty++ (B)
      6.125%, 04/15/20                                2,000,000        2,024,764
   Capital One Bank USA
      8.800%, 07/15/19                                5,000,000        6,131,235
   Crown Castle Towers (B)
      6.113%, 01/15/20                                2,500,000        2,657,542
   Farmers Exchange Capital (B)
      7.050%, 07/15/28                                5,000,000        4,716,400
   Ford Motor Credit (A) (C)
      3.048%, 01/13/12                                3,000,000        2,913,750
   General Electric Capital MTN (A)
      0.727%, 05/05/26                                5,000,000        4,125,800
   Merrill Lynch
      6.050%, 08/15/12                                2,000,000        2,146,032
   Suncor Energy
      6.100%, 06/01/18                                3,000,000        3,310,884
   Valero Energy (C)
      9.375%, 03/15/19                                3,000,000        3,680,154
                                                                  --------------
                                                                      31,706,561
                                                                  --------------
FINANCIALS -- 13.1%
   American Express Credit MTN
      7.300%, 08/20/13                                3,000,000        3,419,187
   Bank of America MTN (D)
      5.500%, 03/12/13                                5,000,000        4,876,605
   CIT Group (C)
      7.000%, 05/01/13                                2,000,000        1,967,500
   FAMC
      5.100%, 03/10/25                                7,500,000        8,008,185
   Goldman Sachs Group (A)
      0.888%, 09/29/14                               10,000,000        9,516,980
   Hartford Financial Services Group
      5.250%, 10/15/11                                1,500,000        1,557,560

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   JPMorgan Chase
      6.300%, 04/23/19                           $    3,000,000   $    3,329,331
   Keycorp MTN (C)
      6.500%, 05/14/13                                5,000,000        5,440,570
   Lehman Brothers Holdings MTN (E)
      5.750%, 05/17/13                                1,000,000          220,000
   Nisource Finance
      10.750%, 03/15/16                               3,000,000        3,870,837
   SLM MTN (A)
      0.546%, 10/25/11                                8,000,000        7,691,304
                                                                  --------------
                                                                      49,898,059
                                                                  --------------
INDUSTRIALS -- 2.3%
   FedEx
      7.375%, 01/15/14                                2,000,000        2,309,850
   Macy's Retail Holdings
      7.450%, 09/15/11                                1,187,000        1,264,155
   Southwest Airlines
      6.500%, 03/01/12                                2,000,000        2,132,546
   Terex
      7.375%, 01/15/14                                3,000,000        3,037,500
                                                                  --------------
                                                                       8,744,051
                                                                  --------------
INFORMATION TECHNOLOGY -- 1.2%
   Corning
      6.625%, 05/15/19                                4,000,000        4,557,972
                                                                  --------------
MATERIALS -- 0.8%
   United States Steel
      5.650%, 06/01/13                                3,000,000        3,052,500
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.4%
   Qwest
      7.500%, 06/15/23                                3,000,000        3,015,000
   Verizon Communications
      5.500%, 02/15/18                                2,000,000        2,141,942
                                                                  --------------
                                                                       5,156,942
                                                                  --------------
Total Corporate Obligations
   (Cost $113,431,483)                                               121,714,458
                                                                  --------------
ASSET-BACKED SECURITIES -- 26.2%
AUTOMOTIVE -- 19.8%
   AmeriCredit Automobile Receivables
      Trust, Cl C
      5.190%, 08/17/15                                2,000,000        2,062,072
   AmeriCredit Automobile Receivables Trust,
      Ser 2006-1, Cl D
      5.490%, 04/06/12                                  150,000          150,414
   AmeriCredit Automobile Receivables Trust,
      Ser 2006-1, Cl C
      5.280%, 11/06/11                                  560,624          563,075
   AmeriCredit Automobile Receivables Trust,
      Ser 2006-BG, Cl A4
      5.210%, 09/06/13                                4,610,575        4,741,995
   AmeriCredit Automobile Receivables Trust,
      Ser 2006-RM, Cl A3
      5.530%, 01/06/14                               10,000,000       10,313,696
   AmeriCredit Automobile Receivables Trust,
      Ser 2007-CM, Cl A4A
      5.550%, 04/07/14                                4,500,000        4,708,015
   AmeriCredit Automobile Receivables Trust,
      Ser 2007-DF, Cl A4A
      5.560%, 06/06/14                                  125,000          130,580

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   AmeriCredit Automobile Receivables Trust,
      Ser 2008-AF, Cl A4
      6.960%, 10/14/14                           $    2,000,000   $    2,129,751
   AmeriCredit Prime Automobile Receivable,
      Ser 2007-2M, Cl A4A
      5.350%, 03/08/16                                  762,000          792,790
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
      6.050%, 01/17/12                                1,950,000        1,953,088
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
      0.264%, 12/15/12 (A)                              810,493          805,956
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
      5.230%, 07/15/14                                2,000,000        2,093,849
   Capital One Prime Auto Receivables Trust,
      Ser 2006-2, Cl B
      5.050%, 06/15/13                               12,000,000       12,114,863
   Capital One Prime Auto Receivables Trust,
      Ser 2007-2, Cl B
      5.680%, 06/15/14                                  128,000          132,948
   Carmax Auto Owner Trust, Ser 2007-2, Cl B
      5.370%, 03/15/13                                1,850,000        1,909,045
   Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
      4.790%, 02/15/13                                   50,000           52,313
   CPS Auto Trust, Ser 2006-A, Cl 1A4
      5.330%, 11/15/12 (B)                              858,287          868,281
   CPS Auto Trust, Ser 2007-B, Cl A4
      5.600%, 01/15/14 (B)                            1,325,000        1,319,824
   Drive Auto Receivables Trust, Ser 2006-2,
      Cl A3
      5.330%, 04/15/14 (B)                              482,375          483,052
   DT Auto Owner Trust, Cl C
      10.750%, 10/15/15 (B)                           3,458,035        3,458,660
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A4A
      5.470%, 06/15/12                                  427,000          443,347
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
      5.430%, 11/15/14                                2,650,000        2,766,266
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
      5.540%, 04/15/15                                5,630,000        5,855,093
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
      5.230%, 03/15/14                                1,000,000        1,043,022
   JPMorgan Auto Receivables Trust,
      Ser 2007-A, Cl C
      5.510%, 02/15/14 (B)                              189,508          192,744
   JPMorgan Auto Receivables Trust,
      Ser 2008-A, Cl B
      5.220%, 07/15/15 (B)                            1,567,975        1,605,338
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
      0.283%, 09/15/14 (A)                              527,307          512,027
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
      5.310%, 05/13/13                                8,298,089        8,621,663
   Wachovia Auto Loan Owner Trust 2006-1,
      Ser 2007-1, Cl C
      5.450%, 10/22/12                                2,100,000        2,159,873

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
      5.220%, 11/20/12 (B)                       $      287,000   $      292,094
   Wachovia Auto Owner Trust, Ser 2006-A,
      Cl A4
      5.380%, 03/20/13                                  757,052          766,352
                                                                  --------------
                                                                      75,042,086
                                                                  --------------
CREDIT CARDS -- 2.7%
   1st Financial Bank USA, Ser 2009-C, Cl D
      11.500%, 10/15/15 (B)                           2,000,000        2,003,010
   Capital One Multi-Asset Execution Trust,
      Ser 2008-A3, Cl A3
      5.050%, 02/15/16                                1,000,000        1,089,541
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
      0.284%, 07/12/12 (A)                              675,000          674,820
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
      6.800%, 07/15/14                                1,750,000        1,878,865
   World Financial Network Credit Card
      Master Trust, Cl B
      0.604%, 02/15/17 (A) (B)                          750,000          701,454
   World Financial Network Credit Card
      Master Trust II, Cl C
      7.000%, 09/15/17 (B)                            3,850,000        3,801,704
                                                                  --------------
                                                                      10,149,394
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 3.7%
   CIT Equipment Collateral, Cl D
      7.330%, 09/15/17 (B)                            2,200,000        2,207,113
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
      0.504%, 06/15/13 (A)                            1,000,000          983,048
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl B
      0.804%, 06/15/13 (A)                            4,820,000        4,669,112
   Marriott Vacation Club Owner Trust, Cl C
      6.125%, 04/20/28 (B)                              111,032           96,977
   Marriott Vacation Club Owner Trust, Cl D
      6.010%, 10/20/28 (B)                               71,488           60,529
   Sierra Receivables Funding, Cl A2
      1.256%, 09/20/19 (A) (B)                        5,631,176        5,327,286
   Sierra Receivables Funding, Ser 2009-1A,
      Cl A1
      9.790%, 12/22/25 (B)                              783,784          808,483
                                                                  --------------
                                                                      14,152,548
                                                                  --------------
Total Asset-Backed Securities
   (Cost $88,237,775)                                                 99,344,028
                                                                  --------------
MUNICIPAL BONDS -- 2.0%
   County of Hidalgo Texas, GO, Assured
      Guaranty
      Callable 08/15/19 @ 100
      6.006%, 08/15/29                                  500,000          495,275
   Jefferson County, Ser A, GO
      Callable 06/04/10 @ 100
      7.700%, 05/15/16                                1,420,000        1,421,150
   Richardson, Ser B, GO, National-RE
      FGIC
      Callable 06/04/10 @ 100
      7.700%, 02/15/15                                1,000,000        1,003,650

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

                                                  Face Amount/
Description                                          Shares            Value
-----------                                      --------------   --------------
   Texas State Public Finance Authority, RB
      8.125%, 02/15/27                           $    1,900,000   $    1,900,000
   Trinity, River Authority, Huntsville
      Regional Water Project, RB, AMBAC
      Pre-Refunded @ 100
      6.500%, 08/01/15                                2,805,000        2,846,346
                                                                  --------------
Total Municipal Bonds
   (Cost $7,630,865)                                                   7,666,421
                                                                  --------------
U.S. TREASURY OBLIGATION -- 0.8%
   U.S. Treasury Inflationary Protection
      Security
      1.375%, 01/15/20                                3,000,000        3,033,414
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $2,998,461)                                                   3,033,414
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.7%
   HUD
      6.980%, 08/01/14                                2,690,000        2,708,066
                                                                  --------------
Total U.S. Government Agency Obligation
   (Cost $2,690,000)                                                   2,708,066
                                                                  --------------
COMMERCIAL PAPER -- 0.2%
   Volkswagen Group of America
      0.320%, 05/26/10 (A) (B)                          750,000          749,834
                                                                  --------------
Total Commercial Paper
   (Cost $749,833)                                                       749,834
                                                                  --------------
CASH EQUIVALENTS* -- 2.5%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                               6,667,900        6,667,900
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (F)                           777,038          777,038
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139 (F)                             38,852           38,852
   Merrill Lynch Select Institutional Fund,
      0.156% (F)                                        988,398          988,398
   RBC Prime Money Market Fund,
      0.168% (F)                                      1,016,425        1,016,425
                                                                  --------------
Total Cash Equivalents (Cost $9,488,613)                               9,488,613
                                                                  --------------

Description                                        Face Amount         Value
-----------                                      --------------   --------------
REPURCHASE AGREEMENTS -- 2.9%
   Bank of America Securities
      0.150%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $5,000,063 (collateralized by a
      Agency Mortgage-Backed Obligation,
      par value $4,692,000, 0.150%,
      07/17/15; total market value
      $5,000,063)                                $    5,000,000   $    5,000,000
   Deutsche Bank Securities (F)
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $2,719,675 (collateralized by a
      FNMA Obligation, par value
      $2,466,319, 5.355%, 11/24/17; total
      market value $2,774,030)                        2,719,634        2,719,634
   HSBC Securities (F)
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $777,061 (collateralized by a
      Corporate Obligation, par value
      $806,177, 0.000%, 05/11/12; total
      market value $815,968)                            777,038          777,038
   HSBC Securities (F)
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $2,331,150 (collateralized by
      various U.S. Government Agency
      Obligations, par value $2,381,156,
      par value $2,381,156, 0.000%,
      10/21/10 - 01/25/12; total market
      value $2,377,922)                               2,331,115        2,331,115
                                                                  --------------
Total Repurchase Agreements
   (Cost $10,827,787)                                                 10,827,787
                                                                  --------------
Total Investments -- 103.0%
   (Cost $375,111,438) +                                          $ 390,737,487
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $379,202,398.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

++   REAL ESTATE INVESTMENT TRUST

(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF APRIL 30, 2010.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $8,483,383.

(D) STEP BONDS - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON APRIL 30, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.

(E)  SECURITY IN DEFAULT.

(F) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $8,648,500.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL    -- CLASS
FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
HUD   -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
IO    -- INTEREST ONLY - FACE AMOUNT REPRESENTS NOTIONAL AMOUNT
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $375,111,438, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,947,899 AND $(10,321,850) RESPECTIVELY.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                          Level 1        Level 2     Level 3       Total
                                       ------------   ------------   -------   ------------
Investments in Securities
   Mortgage-Backed Securities           $        --   $135,204,866     $--     $135,204,866
   Corporate Obligations                         --    121,714,458      --      121,714,458
   Asset-Backed Securities                       --     99,344,028      --       99,344,028
   Municipal Bonds                               --      7,666,421      --        7,666,421
   U.S. Treasury Obligation               3,033,414             --      --        3,033,414
   U.S. Government Agency Obligation             --      2,708,066      --        2,708,066
   Repurchase Agreements                         --     10,827,787      --       10,827,787
   Cash Equivalents                       9,488,613             --      --        9,488,613
   Commercial Paper                              --        749,834      --          749,834
                                        -----------   ------------     ---     ------------
Total Investments in Securities         $12,522,027   $378,215,460     $--     $390,737,487
                                        ===========   ============     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
MUNICIPAL BONDS -- 95.8%
ALASKA -- 1.4%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                        $    1,000,000   $    1,048,200
   Anchorage, Ser D, GO, National-RE
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                             1,000,000        1,110,330
                                                                  --------------
                                                                       2,158,530
                                                                  --------------
ARIZONA -- 0.5%
   Pima County, GO, AGM
      4.000%, 07/01/11                                  800,000          829,192
                                                                  --------------
CALIFORNIA -- 2.3%
   California State, GO, National-RE
         4.000%, 09/01/15                             1,000,000        1,068,620
   San Francisco City & County, Unified
      School District, Proposed A Election
      2003, Ser C, GO, National-RE
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                             1,500,000        1,548,405
   State of California, GO
      Callable 04/01/19 @ 100
         6.000%, 04/01/35                             1,000,000        1,089,110
                                                                  --------------
                                                                       3,706,135
                                                                  --------------
COLORADO -- 4.4%
   Adams County, School District No. 14,
      GO, AGM
      Callable 12/01/16 @ 100
         5.125%, 12/01/31                             1,000,000        1,059,090
   Boulder Valley School District No. Re-2
      Boulder, Ser B, GO, State Aid
      Withholding,
         4.000%, 12/01/18                             2,000,000        2,181,740
   Denver City & County, Board of Water
      Commission, Ser A, RB, AGM
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                             1,570,000        1,658,548
   Highlands Ranch, Metropolitan District
      No. 2, GO, National-RE FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                             1,000,000        1,034,930
   Pueblo County School District No. 60
      Pueblo, GO, State Aid Withholding,
         3.000%, 12/15/13                             1,000,000        1,053,250
                                                                  --------------
                                                                       6,987,558
                                                                  --------------
DELAWARE -- 0.7%
   Delaware State, Ser C, GO (A)
      Pre-Refunded @ 100
         4.250%, 07/01/11                             1,050,000        1,096,809
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Ser A, GO, AGM-
      CR FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                             1,750,000        1,778,315
                                                                  --------------
FLORIDA -- 0.7%
   Florida State, Hurricane Catastrophe
      Fund, Ser A, RB
         5.000%, 07/01/12                             1,000,000        1,070,630
                                                                  --------------

Description                                        Face Amount         Value
-----------                                      --------------   --------------
GEORGIA -- 1.4%
   De Kalb County, Special Transportation,
      Parks & Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                        $    1,000,000   $    1,131,490
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                             1,000,000        1,091,740
                                                                  --------------
                                                                       2,223,230
                                                                  --------------
ILLINOIS -- 1.3%
   Illinois State, GO
         5.000%, 01/01/12                             1,000,000        1,059,200
   Lake County, Community Unit School
      District No. 116-Round Lake, GO,
      XLCA
      Callable 01/15/15 @ 100
         5.250%, 01/15/24                             1,000,000        1,033,060
                                                                  --------------
                                                                       2,092,260
                                                                  --------------
INDIANA -- 0.7%
   Fairfield, School Building, RB, National-
      RE FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                             1,115,000        1,183,561
                                                                  --------------
IOWA -- 2.2%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                             1,200,000        1,250,304
   Dubuque Community School District, RB
         3.000%, 07/01/12                             1,000,000        1,013,140
   Scott County, Public Safety Authority,
      Unlimited Tax Lease Project, RB,
      National-RE
         4.000%, 06/01/12                             1,200,000        1,271,352
                                                                  --------------
                                                                       3,534,796
                                                                  --------------
KENTUCKY -- 0.6%
   Louisville, Waterworks Board, RB, AGM
      (A)
      Pre-Refunded @ 100
         5.000%, 11/15/13                             1,000,000        1,024,770
                                                                  --------------
LOUISIANA -- 1.3%
   Louisiana State, Ser A, GO, National-RE
      FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                             1,000,000        1,032,480
   St. Tammany, Parishwide School District
      No. 12, GO, National-RE
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                             1,000,000        1,058,840
                                                                  --------------
                                                                       2,091,320
                                                                  --------------
MARYLAND -- 2.1%
   Annapolis, Public Improvement Project,
      GO
         4.250%, 04/01/12                             1,100,000        1,171,181
   Anne Arundel County, Water & Sewer
      Authority, Consolidated Water &
      Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                             1,000,000        1,044,250
   State of Maryland, Ser A, GO
      Callable 03/01/17 @ 100
         4.000%, 03/01/23                             1,000,000        1,044,900
                                                                  --------------
                                                                       3,260,331
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
MASSACHUSETTS -- 1.4%
   Boston, Ser A, GO, National-RE (A)
      Pre-Refunded @ 100
         5.000%, 02/01/13                        $    1,000,000   $    1,106,350
   Massachusetts State, Ser A, GO (A)
      Pre-Refunded @ 100
         5.000%, 08/01/14                             1,000,000        1,134,820
                                                                  --------------
                                                                       2,241,170
                                                                  --------------
MICHIGAN -- 1.3%
   Howell, Public Schools, School Building
      & Site Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                             1,000,000        1,063,730
   Waterford, School District, GO, National-
      RE
         4.000%, 05/01/12                             1,000,000        1,056,490
                                                                  --------------
                                                                       2,120,220
                                                                  --------------
MISSISSIPPI -- 0.8%
   Rankin County, Development Bank,
      Public Improvement Project, RB,
      AMBAC
         3.500%, 07/01/14                             1,150,000        1,204,832
                                                                  --------------
NEVADA -- 2.1%
   Clark County, School District, Ser A, GO,
      AGM
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                             1,000,000        1,029,780
   Las Vegas, Sewer Authority, Ser A, GO,
      National-RE FGIC
         4.000%, 04/01/12                             1,310,000        1,372,042
   Nevada State, Natural Resources Project,
      Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                               900,000          954,054
                                                                  --------------
                                                                       3,355,876
                                                                  --------------
NEW JERSEY -- 0.4%
   Atlantic County, GO, State Aid
      Withholding,
         3.375%, 01/15/15                               565,000          602,250
                                                                  --------------
NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                               300,000          319,983
                                                                  --------------
NEW YORK -- 3.7%
   New York City, Ser G, GO
         5.000%, 08/01/13                             1,000,000        1,107,880
   New York City, Ser P, GO, National-RE
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                             1,000,000        1,095,230
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         4.000%, 03/15/16                             1,000,000        1,081,850
   New York State, Thruway Authority,
      Ser H, RB, National-RE
         4.000%, 01/01/18                             1,000,000        1,049,050
   Suffolk County, Public Improvement
      Project, Ser B, GO, National-RE
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                             1,400,000        1,509,984
                                                                  --------------
                                                                       5,843,994
                                                                  --------------

Description                                        Face Amount         Value
-----------                                      --------------   --------------
NORTH CAROLINA -- 0.7%
   Mecklenburg County, Public
      Improvement Project, Ser A, GO (A)
      Pre-Refunded @ 100
         4.000%, 02/01/13                        $    1,000,000   $    1,080,840
                                                                  --------------
OHIO -- 1.4%
   Ohio State, Common Schools Project,
      Ser A, GO
         5.000%, 09/15/12                             2,000,000        2,187,180
                                                                  --------------
OKLAHOMA -- 1.4%
   Central Oklahoma, Transportation &
      Parking Authority, Parking System
      Project, RB, AMBAC (A)
      Pre-Refunded @ 100
         5.000%, 07/01/16                             1,035,000        1,160,183
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                             1,000,000        1,031,860
                                                                  --------------
                                                                       2,192,043
                                                                  --------------
OREGON -- 0.6%
   Oregon State, Board of Higher Education
      Project, Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                             1,000,000        1,021,630
                                                                  --------------
TENNESSEE -- 2.5%
   Montgomery County, GO, National-RE
      FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                             2,000,000        2,180,440
   Shelby County, Public Improvement &
      Schools Project, Ser A, GO, AGM
         5.000%, 03/01/11                             1,675,000        1,739,739
                                                                  --------------
                                                                       3,920,179
                                                                  --------------
TEXAS -- 49.1%
   Alvin, Community College District, GO,
      National-RE
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                               575,000          604,848
   Austin Independent School District, GO
      Callable 08/01/19 @ 100
         4.125%, 08/01/21                             1,000,000        1,045,710
   Austin, Public Improvement Project, GO,
      National-RE FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                             1,000,000        1,050,530
   Austin, Public Improvement Project,
      Ser 2005, GO, National-RE
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                               500,000          559,575
   Austin, Water & Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 11/15/19                             1,000,000        1,141,520
   Bastrop Independent School District, GO,
      Assured Guaranty
      Callable 02/15/19 @ 100
         5.000%, 02/15/34                             1,000,000        1,037,330
   Bastrop, Independent School District, GO,
      PSF-GTD
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                               500,000          533,085

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Beaumont, Independent School District,
      School Building Project, GO, PSF-
      GTD
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                        $      500,000   $      523,050
   Capital Area Cultural Education Facilities
      Finance, RB
         5.125%, 04/01/20                               385,000          380,422
   Carrollton, Farmers Branch Independent
      School District, GO, PSF-GTD
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                             1,000,000        1,086,160
   City of Arlington Texas
      Callable 02/15/19 @ 100
         5.000%, 08/15/28                               250,000          252,638
   City of Austin Texas, RB, AGM
      Callable 11/15/13 @ 100
         5.000%, 11/15/15                             1,505,000        1,631,811
   City of College Station Texas, GO
      Callable 02/15/19 @ 100
         4.500%, 02/15/27                             1,890,000        1,942,353
   City of Greenville Texas, RB
      Callable 02/15/19 @ 100
         5.000%, 02/15/20                             1,000,000        1,081,820
   City of Kyle Texas, GO
         3.500%, 02/15/16                               625,000          633,481
   City of San Antonio Texas, Ser A, RB
         3.000%, 05/15/12                               350,000          364,592
   City of Temple Texas, GO
         2.000%, 08/01/12                             1,000,000        1,019,840
   College Station, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                             1,000,000        1,055,370
   Dallas County, GO
         5.000%, 08/15/12                             1,000,000        1,094,360
   Dallas, Area Rapid Transit, Ser Senior
      LIEN, RB, National-RE FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                             1,000,000        1,084,810
   Dallas, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/25                             1,000,000        1,092,060
   Dallas, GO
      Callable 02/15/13 @ 100
         4.500%, 02/15/16                             1,000,000        1,066,080
   Denton Independent School District, GO
      Callable 08/15/19 @ 100
         5.000%, 08/15/27                             1,000,000        1,053,030
   Denton, GO, AMBAC
         4.500%, 02/15/13                               805,000          871,823
   El Paso, GO
      Callable 08/15/19 @ 100
         5.500%, 08/15/34                             1,000,000        1,084,570
   El Paso, Water & Sewer Authority, RB,
      National-RE
         5.000%, 03/01/11                             1,000,000        1,034,590
   Elkhart Independent School District, GO,
      Assured Guaranty
      Callable 08/15/19 @ 100
         4.625%, 08/15/30                               665,000          688,042
   Forney, Independent School District, GO,
      PSF-GTD
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                             1,000,000        1,042,650

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Fort Bend County Municipal Utility
      District No. 25, GO, Assured Guaranty
      Callable 10/01/16 @ 100
         5.600%, 10/01/36                        $    1,000,000   $    1,030,830
   Fort Bend, GO, National-RE
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                               500,000          511,075
   Frisco, Independent School District,
      School Building Project, Ser A, GO,
      PSF-GTD
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                               500,000          539,460
   Galveston, Criminal Justice Authority,
      Ser A, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/13                             1,000,000        1,103,070
   Grand Prairie, Independent School
      District, Ser A, GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                             1,000,000        1,047,900
   Harris County Cultural Education
      Facilities Finance, RB
         4.000%, 06/01/14                               500,000          543,205
   Harris County Cultural Education
      Facilities Finance, RB
      Callable 10/01/19 @ 100
         5.500%, 10/01/39                             1,000,000        1,041,670
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/10                             2,070,000        2,094,074
   Hurst, Waterworks and Sewer Authority,
      GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                             1,000,000        1,035,570
   Irving, Hotel Occupancy Project, GO
      Callable 02/15/19 @ 100
         5.000%, 08/15/39                             1,000,000        1,055,910
   Irving, Independent School District,
      School Building Project, GO, PSF-
      GTD
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                               500,000          533,065
   Jefferson County Health Facilities
      Development, RB, AMBAC FHA 242
      Callable 08/15/11 @ 100
         5.200%, 08/15/21                               985,000        1,007,803
   Klein Independent School District, GO
      Callable 08/01/19 @ 100
         5.000%, 08/01/34                               855,000          883,702
   Lower Colorado, River Authority, RB,
      AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                             1,000,000        1,034,830
   Lubbock, GO, National-RE
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                             1,000,000        1,095,990
   Lubbock, Waterworks Authority,
      Waterworks System Surplus Project,
      GO, AGM
         5.000%, 02/15/13                             1,000,000        1,096,570
   Mansfield, Waterworks & Sewer
      Authority, GO, National-RE
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                               125,000          127,179

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Mesquite Independent School District,
      GO
      Callable 08/15/19 @ 100
         4.375%, 08/15/26                        $      560,000   $      570,024
   North Texas Tollway Authority, RB
      Callable 01/01/19 @ 100
         5.250%, 01/01/20                             1,250,000        1,334,063
   North Texas, Tollway Authority, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                             1,000,000        1,036,850
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                             1,000,000        1,100,170
   Pharr/San Juan/Alamo, Independent
      School District Texas, GO, PSF-GTD
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                             1,000,000        1,055,710
   Plano, Refunding & Improvement Project,
      GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                             1,000,000        1,041,200
   Pleasant Grove, Independent School
      District, GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                             1,000,000        1,069,220
   Port Arthur Independent School District,
      GO, Assured Guaranty
      Callable 02/15/19 @ 100
         4.750%, 02/15/39                             1,000,000          999,930
   Red River, Educational Finance
      Authority, Hockaday School Project,
      RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                             1,000,000        1,046,820
   Rio Grande Valley Health Facilities
      Development, RB, National-RE
      Callable 06/04/10 @ 100
         6.400%, 08/01/18                             1,000,000        1,003,140
   Round Rock, Independent School District,
      School Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                             1,000,000        1,070,270
   Royal, Independent School District,
      School Building Project, GO, PSF-
      GTD
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                               400,000          411,032
   San Angelo Independent School District,
      Ser A, GO, Assured Guaranty
      Callable 02/15/19 @ 100
         5.250%, 02/15/34                             1,000,000        1,052,340
   San Antonio, Electric & Gas Authority,
      RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                             1,000,000        1,113,400
   San Antonio, Hotel Occupancy Project,
      Sub-Ser, RB, AGM
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                             1,000,000        1,014,550
   San Antonio, Water Systems Authority,
      RB
      Callable 11/15/18 @ 100
         5.375%, 05/15/39                               500,000          537,290
   San Benito, Consolidated Independent
      School District, GO, PSF-GTD
      Callable 02/15/18 @ 100
         5.000%, 02/15/33                             1,000,000        1,057,990

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   San Marcos, Tax & Toll Authority, GO,
      AGM
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                        $      500,000   $      534,530
   Spring Branch, Independent School
      District, GO, PSF-GTD
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                             1,000,000        1,063,420
   Spring, Independent School District, GO,
      PSF-GTD
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                             1,000,000        1,104,380
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                             1,400,000        1,483,482
   State of Texas, GO
      Callable 08/01/20 @ 100
         5.000%, 08/01/21                             1,000,000        1,145,700
   State of Texas, GO
      Callable 08/01/19 @ 100
         4.625%, 08/01/30                             1,200,000        1,234,020
   Texas A&M University, Ser B, RB
      Callable 07/01/25 @ 100
         5.000%, 07/01/34                             1,000,000        1,097,230
   Texas Southmost College District, GO,
      AMBAC
      Callable 02/15/15 @ 100
         5.000%, 02/15/22                             1,000,000        1,063,610
   Texas State Public Finance Authority,
      Ser A, RB
      Callable 02/15/20 @ 100
         6.000%, 02/15/30                               750,000          750,000
   Texas State Technical College System,
      RB, Assured Guaranty
         3.000%, 08/01/13                             1,100,000        1,142,746
   Tomball Hospital Authority, RB
         5.000%, 07/01/13                               730,000          753,805
   Tyler, Independent School District, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/27                               500,000          533,455
   University of North Texas, Financing
      System Project, RB
      Callable 04/15/18 @ 100
         5.000%, 04/15/28                               500,000          530,240
   Waco Health Facilities Development,
      Ser A, RB, National-RE FHA
      Callable 08/01/16 @ 100
         5.000%, 02/01/18                             1,000,000        1,026,870
   Waller, Independent School District,
      School Building Project, GO, PSF-
      GTD
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                             1,000,000        1,095,150
   Webster, Economic Development Sales
      Tax Authority, Refunding &
      Improvement Project, RB, AGM
         4.125%, 09/15/13                             1,075,000        1,167,138
   West Harris County, Regional Water
      Authority, RB, AMBAC
         4.500%, 12/15/13                             1,315,000        1,446,329
   Wylie, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                             1,000,000        1,043,110

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Ysleta, Independent School District,
      School Building Project, GO, PSF-
      GTD
         5.000%, 08/15/14                        $    1,000,000   $    1,139,570
                                                                  --------------
                                                                      77,706,837
                                                                  --------------
UTAH -- 2.9%
   Jordan, School District, Ser A, GO
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                             1,000,000        1,054,650
   Salt Lake City, School District, GO
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                             1,000,000        1,060,710
   Utah State, Building Ownership
      Authority, State Facilities Master Lease
      Program, Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                             1,000,000        1,057,430
   Washington County, School District, GO
      4.000%, 03/01/14                                1,225,000        1,338,803
                                                                  --------------
                                                                       4,511,593
                                                                  --------------
VERMONT -- 0.7%
   Vermont State, Ser A, GO (A)
      Pre-Refunded @ 100
         4.250%, 08/01/16                             1,000,000        1,078,720
                                                                  --------------
VIRGINIA -- 1.7%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                             1,000,000        1,104,350
   County of Fairfax Virginia, RB
      Callable 07/15/19 @ 100
         4.000%, 07/15/25                             1,500,000        1,534,740
                                                                  --------------
                                                                       2,639,090
                                                                  --------------
WASHINGTON -- 2.8%
   King County, Renton School District No.
      403, GO, AGM
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                             1,000,000        1,048,900
   King County, Sewer Authority, Ser B,
      RB, National-RE
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                             1,090,000        1,203,883
   Washington State, Ser R-03-A, GO,
      National-RE
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                             1,000,000        1,056,460
   Washington State, Ser R-C, GO,
      National-RE
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                             1,000,000        1,064,020
                                                                  --------------
                                                                       4,373,263
                                                                  --------------
WISCONSIN -- 1.4%
   Wisconsin State, Ser 2, GO, National-RE
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                             1,000,000        1,090,770
   Wisconsin State, Ser B, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.000%, 05/01/11                             1,000,000        1,042,500
                                                                  --------------
                                                                       2,133,270
                                                                  --------------
Total Municipal Bonds
   (Cost $144,607,336)                                               151,570,407
                                                                  --------------

Description                                          Shares            Value
-----------                                      --------------   --------------
CASH EQUIVALENTS -- 3.1%
   AIM Tax Free Income Fund, 0.020%*                  4,882,272   $    4,882,272
                                                                  --------------
Total Cash Equivalents
   (Cost $4,882,272)                                                   4,882,272
                                                                  --------------
Total Investments -- 98.9%
   (Cost $149,489,608) +                                          $  156,452,679
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $158,212,829.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AGM -- ASSURED GUARANTY MUNICIPAL
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING ADMINISTRATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
PSF-GTD -- PUBLIC SCHOOL FUND GUARANTEE
RB -- REVENUE BOND
SAN -- STATE AID NOTE
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $149,489,608, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,027,070 AND $(63,999) RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                    Level 1       Level 2     Level 3       Total
                                  ----------   ------------   -------   ------------
Investments in Securities
   Municipal Bonds                $       --   $151,570,407     $--     $151,570,407
   Cash Equivalent                 4,882,272             --      --        4,882,272
                                  ----------   ------------     ---     ------------
Total Investments in Securities   $4,882,272   $151,570,407     $--     $156,452,679
                                  ==========   ============     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
MUNICIPAL BONDS -- 97.7%
ALASKA -- 1.7%
   Juneau City & Borough, Ser A, GO, AGM
         4.000%, 06/01/12                        $    1,000,000   $    1,054,180
                                                                  --------------
ARIZONA -- 1.6%
   Maricopa County, School District No. 69-
      Paradise Valley, Ser D, GO, FGIC
         7.625%, 07/01/10                             1,000,000        1,011,330
                                                                  --------------
ARKANSAS -- 1.7%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                             1,000,000        1,086,230
                                                                  --------------
CALIFORNIA -- 0.4%
   San Francisco City & County Airports
      Commission, RB
         5.000%, 05/01/15                               250,000          282,020
                                                                  --------------
FLORIDA -- 0.5%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                               325,000          326,826
                                                                  --------------
GEORGIA -- 1.2%
   City of Atlanta Georgia, Ser A, RB
         4.000%, 11/01/11                               200,000          204,888
   Georgia State, Ser D, GO
         4.000%, 08/01/12                               500,000          536,005
                                                                  --------------
                                                                         740,893
                                                                  --------------
HAWAII -- 0.5%
   Honolulu City & County, Water Authority,
      Ser B, RB, National-RE
         4.000%, 07/01/12                               305,000          323,517
                                                                  --------------
INDIANA -- 0.2%
   Mount Vernon of Posey County, RB,
      AMBAC
         4.000%, 01/15/13                               100,000          107,042
                                                                  --------------
IOWA -- 0.9%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                               500,000          532,070
                                                                  --------------
MARYLAND -- 0.9%
   Frederick County, GO
         3.750%, 06/01/13                               500,000          540,230
                                                                  --------------
MICHIGAN -- 1.7%
   Michigan Municipal Bond Authority, RB
         3.000%, 10/01/15                             1,000,000        1,054,660
                                                                  --------------
NEW JERSEY -- 1.7%
   Camden County, Improvement Authority,
      Guarantee Loan Capital Program, RB
         3.800%, 01/15/15                             1,000,000        1,055,850
                                                                  --------------
NEW YORK -- 2.2%
   New York City, Ser G, GO
         5.000%, 08/01/11                             1,000,000        1,054,090

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   New York State, Tollway Authority, Ser H,
      RB, National-RE
         4.000%, 01/01/11                        $      300,000   $      306,723
                                                                  --------------
                                                                       1,360,813
                                                                  --------------
NORTH CAROLINA -- 1.7%
   North Carolina Eastern Municipal Power
      Agency, Ser B, RB
         3.000%, 01/01/14                             1,000,000        1,028,650
                                                                  --------------
OHIO -- 1.9%
   Ohio State, Highway Capital
      Improvements Authority, Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                             1,000,000        1,092,180
   Ohio State, Major New State Infrastructure
      Project, RB
         5.000%, 06/15/10                               100,000          100,524
                                                                  --------------
                                                                       1,192,704
                                                                  --------------
OKLAHOMA -- 1.7%
   Tulsa County, Independent School District,
      GO
         3.500%, 06/01/13                             1,000,000        1,063,240
                                                                  --------------
OREGON -- 0.4%
   Oregon State, Department of
      Administrative Services, Ser B, COP,
      AGM
         4.000%, 11/01/12                               250,000          265,907
                                                                  --------------
PENNSYLVANIA -- 1.6%
   Allegheny County, Port Authority, RB,
      National-RE FGIC
      Callable 03/01/11 @ 101
         5.375%, 03/01/12                               935,000          976,879
                                                                  --------------
PUERTO RICO -- 1.3%
   Government Development Bank for Puerto
      Rico, Ser Senior B, RB
         5.000%, 12/01/14                               750,000          804,998
                                                                  --------------
TEXAS -- 67.6%
   Angleton, Independent School District,
      GO, PSF-GTD
         3.750%, 02/15/14                               900,000          973,053
   Arlington Independent School District,
      Ser A, GO, PSF-GTD
         5.000%, 02/15/15                               500,000          571,690
   Arlington, GO
         3.500%, 08/15/13                               500,000          536,515
   Austin Independent School District, GO
         3.000%, 08/01/11                                50,000           51,422
   Bexar County Hospital District, GO
         3.625%, 02/15/14                               500,000          528,850
         3.250%, 02/15/11                               420,000          427,102
   Bexar Metropolitan Water District, RB
         3.000%, 05/01/13                             1,000,000        1,021,850
   Brownsville, Independent School District,
      School Building Project, GO, PSF-GTD
         5.000%, 02/15/11                               150,000          154,970
   Brownsville, Public Improvement &
      Refunding Project, GO, AGM
         4.000%, 02/15/15                               500,000          538,470

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Capital Area Cultural Education Facilities
      Finance, RB
         4.000%, 04/01/12                        $      350,000   $      356,426
   City of Austin Texas, RB, AGM
      Callable 11/15/13 @ 100
         5.000%, 11/15/15                             1,000,000        1,084,260
   City of Dallas Texas, RB, FSA
      Callable 10/01/13 @ 100
         5.000%, 10/01/16                             1,000,000        1,114,350
   City of Lewisville Texas, RB
         3.000%, 02/15/15                               560,000          573,283
   Cleburne, GO, AGM
         4.000%, 02/15/13                               500,000          528,130
   College Station, Independent School
      District, School Building Project, GO,
      PSF-GTD
         4.250%, 08/15/11                               800,000          837,736
   Corpus Christi Independent School
      District, Ser A, GO, PSF-GTD
         4.000%, 08/15/10                               100,000          101,032
   Crawford Education Facilities, Ser A, RB
      (A) (B)
      Callable 05/06/10 @ 100
         0.700%, 09/01/39                             2,000,000        2,000,000
   Dallas Area Rapid Transit, Ser A, RB
         3.500%, 12/01/15                               250,000          266,143
   El Paso, Water & Sewer Authority,
      Refunding & Improvement Project, RB,
      AMBAC
         5.000%, 03/01/11                             1,000,000        1,037,380
   Fort Bend County Levee Improvement
      District No. 11, GO
         3.500%, 03/01/14                               500,000          516,995
   Frisco Independent School District, Ser A,
      GO
         2.500%, 08/15/14                             1,000,000        1,030,770
   Grand Prairie, Refunding & Improvement
      Project, GO, XLCA
         4.125%, 02/15/12                               250,000          263,092
   Greenville, Electric Utilities Systems, RB
         4.000%, 02/15/14                               420,000          446,624
   Harris County, Cultural Education
      Facilities Finance, RB
         4.000%, 10/01/13                               500,000          538,060
         4.000%, 06/01/14                               500,000          543,205
         4.000%, 10/01/16                             1,000,000        1,047,160
   Harris County, Cultural Education
      Facilities Finance, Ser D, RB
         4.000%, 11/15/13                             1,000,000        1,032,890
   Houston, Independent School District, GO
         3.600%, 07/15/12                               250,000          264,520
   Humble, Independent School District, GO,
      PSF-GTD
         2.900%, 06/15/15                             1,000,000        1,048,480
   Katy, Independent School District, Ser C,
      GO, PSF-GTD
         3.300%, 02/15/15                               325,000          345,989
   La Joya, Independent School District,
      School Building Project, GO, PSF-GTD
         3.250%, 02/15/13                               560,000          592,054
   La Porte, Independent School District, GO
         3.000%, 02/15/16                               500,000          511,465
   Laredo, Community College District, GO,
      AMBAC
         4.375%, 08/01/10                               100,000          100,904

Description                                        Face Amount         Value
-----------                                      --------------   --------------
   Lower Colorado River Authority, RB
         3.250%, 05/15/14                        $      500,000   $      527,445
   Lubbock, Wastewater Systems Authority,
      GO, AGM
         3.250%, 02/15/12                               265,000          274,810
   Lufkin Health Facilities Development, RB
         3.600%, 02/15/12                             1,000,000        1,006,310
   McKinney Independent School District,
      GO
         2.000%, 02/15/13                               800,000          816,544
   McKinney, GO
         3.500%, 08/15/13                               930,000          990,180
   Mission, Consolidated Independent School
      District, GO, PSF-GTD
         3.250%, 02/15/13                             1,010,000        1,067,812
   North Texas Tollway Authority, Ser A, RB
         3.200%, 01/01/13                             1,300,000        1,326,572
   Pharr/San Juan/Alamo, Independent School
      District Texas, GO, PSF-GTD
         4.000%, 02/01/14                               500,000          545,275
   Polk County, GO, AGM
         4.000%, 08/15/12                               200,000          211,106
   Port of Port Arthur, Navigation District
      Authority, Ser A, GO
         4.000%, 03/01/13                             1,000,000        1,059,120
   Robert Lee, Independent School District,
      GO
      Callable 08/15/11 @ 100
         3.000%, 08/15/13                               585,000          591,371
   San Angelo, Independent School District,
      Ser A, GO, Assured Guaranty
         3.000%, 02/15/13                               500,000          515,490
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/11                               100,000          103,375
   State of Texas, GO
         4.000%, 08/01/15                             1,000,000        1,102,120
         3.000%, 12/01/12                             1,640,000        1,724,788
         3.000%, 08/01/16                             1,885,000        1,957,893
   Tarrant County, Cultural Education
      Facilities Finance, Ser C, RB
         3.000%, 07/01/12                             1,000,000        1,014,410
   Tarrant Regional Water District, RB, AGM
      Callable 03/01/13 @ 100
         5.375%, 03/01/16                             1,400,000        1,552,208
   Texas A&M University, RB
      Callable 07/01/14 @ 100
         4.500%, 07/01/20                             1,000,000        1,060,170
   Texas A&M University, Ser C, RB
         3.000%, 05/15/14                               625,000          660,756
   Tomball Hospital Authority, RB
         5.000%, 07/01/13                               730,000          753,805
   Uptown Development Authority, TA
         2.900%, 09/01/11                               500,000          499,990
   Waco, Independent School District, GO,
      PSF-GTD
         4.000%, 08/15/13                               500,000          544,015
   Williamson County Texas, GO
         3.000%, 02/15/15                             1,000,000        1,042,080
                                                                  --------------
                                                                      41,932,515
                                                                  --------------
VIRGINIA -- 1.8%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                               500,000          538,540

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

                                                  Face Amount/
Description                                          Shares            Value
-----------                                      --------------   --------------
   City of Norfolk Virginia, Ser A, GO
         2.500%, 11/01/14                        $      545,000   $      562,811
                                                                  --------------
                                                                       1,101,351
                                                                  --------------
WISCONSIN -- 4.5%
   Wisconsin Health & Educational Facilities
      Authority, RB
         2.500%, 10/01/12                               870,000          884,477
   Wisconsin State, Ser 2, GO, National-RE
         5.000%, 05/01/10                             1,000,000        1,000,000
   Wisconsin State, Transportation Authority,
      Ser 1, RB, AMBAC
         5.500%, 07/01/11                               835,000          882,436
                                                                  --------------
                                                                       2,766,913
                                                                  --------------
Total Municipal Bonds
   (Cost $59,036,190)                                                 60,608,818
                                                                  --------------
CASH EQUIVALENTS -- 0.9%
   AIM Tax Free Income Fund, 0.020%*                    583,374          583,374
                                                                  --------------
Total Cash Equivalents
   (Cost $583,374)                                                       583,374
                                                                  --------------
Total Investments -- 98.6%
   (Cost $59,619,564) +                                           $   61,192,192
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $62,053,133.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR BANK.

(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2010. .

AGM -- ASSURED GUARANTY MUNICIPAL
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
PSF-GTD -- PUBLIC SCHOOL FUND GUARANTEE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,619,564, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,641,361 AND $(68,733) RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                   Level 1     Level 2     Level 3      Total
                                  --------   -----------   -------   -----------
Investments in Securities
   Municipal Bonds                $     --   $60,608,818     $--     $60,608,818
   Cash Equivalent                 583,374            --      --         583,374
                                  --------   -----------     ---     -----------
Total Investments in Securities   $583,374   $60,608,818     $--     $61,192,192
                                  ========   ===========     ===     ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II                        FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS                                          AND INCOME FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

                                                   Face Amount
Description                                          /Shares           Value
-----------                                      --------------   --------------
U.S. TREASURY OBLIGATIONS -- 92.1%
   U.S. Treasury Inflationary Protection
      Securities
         3.625%, 04/15/28                        $    1,538,000   $    2,621,832
         3.500%, 01/15/11                             1,122,000        1,442,430
         2.625%, 07/15/17                               692,000          811,693
         2.500%, 07/15/16 to 01/15/29                 3,471,000        4,007,884
         2.375%, 04/15/11 to 01/15/25                 2,494,000        2,975,143
         2.125%, 02/15/40                             1,250,000        1,330,936
         2.000%, 07/15/14                             1,249,000        1,544,197
         1.875%, 07/15/13                               746,000          938,120
         1.750%, 01/15/28                             2,832,000        2,908,413
         1.625%, 01/15/15                             1,140,000        1,366,094
         1.375%, 07/15/18 to 01/15/20 (A)             5,104,000        5,203,349
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $23,321,413)                                                 25,150,091
                                                                  --------------
CASH EQUIVALENTS* -- 6.5%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.000%                    1,597,406        1,597,406
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                            47,506           47,506
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                             2,375            2,375
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                         60,428           60,428
   RBC Prime Money Market Fund,
      0.168% (B)                                         62,142           62,142
                                                                  --------------
Total Cash Equivalents (Cost $1,769,857)                               1,769,857
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 1.3%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $166,275 (collateralized by a
      FNMA Obligation, par value
      $150,785, 5.355%, 11/24/17; total
      market value $169,598)                            166,272          166,272
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $47,508 (collateralized by a
      Corporate Obligation, par value
      $49,288, 0.000%, 05/11/12; total
      market value $49,886)                              47,506           47,506

Description                                        Face Amount         Value
-----------                                      --------------   --------------

   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $142,521 (collateralized by
      various U.S. Government Agency
      Obligations, par value $145,579,
      0.000%, 10/1/10 - 01/25/12; total
      market value $145,381)                     $      142,519   $      142,519
                                                                  --------------
Total Repurchase Agreements
      (Cost $356,297)                                                    356,297
                                                                  --------------
Total Investments -- 99.9%
   (Cost $25,447,567) +                                           $   27,276,245
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $27,309,917.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $518,333.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $528,748.

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,447,567, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,828,678 AND $(0) RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                        FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS                                          AND INCOME FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                    Level 1      Level 2     Level 3      Total
                                  ----------   -----------   -------   -----------
Investments in Securities
   U.S. Treasury Obligations      $       --   $25,150,091     $--     $25,150,091
   Repurchase Agreements                  --       356,297      --         356,297
   Cash Equivalents                1,769,857            --      --       1,769,857
                                  ----------   -----------     ---     -----------
Total Investments in Securities   $1,769,857   $25,506,388     $--     $27,276,245
                                  ==========   ===========     ===     ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
COMMON STOCK -- 99.8%
CONSUMER DISCRETIONARY -- 8.5%
   CBS, Cl B                                              4,500   $       72,945
   Home Depot                                             7,000          246,750
   Kohl's* (A)                                            1,200           65,988
   PetSmart                                               5,000          165,350
   Time Warner                                            5,700          188,556
                                                                  --------------
                                                                         739,589
                                                                  --------------
CONSUMER STAPLES -- 12.7%
   Avon Products                                          6,000          193,980
   Coca-Cola                                              4,000          213,800
   Colgate-Palmolive                                      2,000          168,200
   CVS Caremark                                           6,500          240,045
   PepsiCo                                                2,000          130,440
   Procter & Gamble                                       2,500          155,400
                                                                  --------------
                                                                       1,101,865
                                                                  --------------
ENERGY -- 11.9%
   Cabot Oil & Gas (A)                                    3,500          126,455
   Devon Energy                                           1,000           67,330
   EXCO Resources                                         6,900          127,995
   Exxon Mobil                                            1,200           81,420
   Peabody Energy                                         5,000          233,600
   Schlumberger                                           3,000          214,260
   St. Mary Land & Exploration (A)                        4,500          181,080
                                                                  --------------
                                                                       1,032,140
                                                                  --------------
FINANCIALS -- 12.7%
   Bank of New York Mellon (A)                            8,000          249,040
   JPMorgan Chase                                         7,000          298,060
   Lazard, Cl A (A)                                       4,000          154,640
   US Bancorp                                             4,000          107,080
   Wells Fargo                                            9,000          297,990
                                                                  --------------
                                                                       1,106,810
                                                                  --------------
HEALTH CARE -- 15.7%
   Abbott Laboratories                                    5,000          255,800
   Alcon                                                    500           77,930
   Dentsply International (A)                             8,000          293,120
   Gilead Sciences*                                       6,500          257,855
   PerkinElmer                                            6,000          150,300
   Thermo Fisher Scientific* (A)                          6,000          331,680
                                                                  --------------
                                                                       1,366,685
                                                                  --------------
INDUSTRIALS -- 8.6%
   Baldor Electric                                        8,000          307,280
   Danaher                                                3,000          252,840
   General Electric                                      10,000          188,600
                                                                  --------------
                                                                         748,720
                                                                  --------------
INFORMATION TECHNOLOGY -- 21.6%
   Akamai Technologies*                                   8,000          310,640
   Apple*                                                   900          235,008
   Brocade Communications Systems* (A)                   22,500          146,025
   Cisco Systems*                                         5,000          134,600
   International Business Machines                        1,500          193,500
   Microsoft                                              6,000          183,240
   Nuance Communications*                                17,500          319,725
   Oracle                                                 6,700          173,128
   Research In Motion* (A)                                2,500          177,975
                                                                  --------------
                                                                       1,873,841
                                                                  --------------
MATERIALS -- 2.6%
   FMC                                                    3,500          222,740
                                                                  --------------

                                                   Shares/Face
Description                                           Amount           Value
-----------                                      --------------   --------------
TELECOMMUNICATION SERVICES -- 3.6%
   AT&T                                                  12,000   $      312,720
UTILITIES -- 1.9%
   MDU Resources Group                                    7,900          167,480
                                                                  --------------
Total Common Stock (Cost $6,690,679)                                   8,672,590
                                                                  --------------
CASH EQUIVALENTS** -- 6.8%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                                  11,279           11,279
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                           158,972          158,972
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                             7,949            7,949
   Merrill Lynch Select Institutional Fund,
      0.156% (B)                                        202,214          202,214
   RBC Prime Money Market Fund,
      0.168% (B)                                        207,948          207,948
                                                                  --------------
Total Cash Equivalents (Cost $588,362)                                   588,362
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 13.7%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $556,412 (collateralized by a
      FNMA Obligation, par value
      $504,578, 5.355%, 11/24/17; total
      market value $567,532)                     $      556,403          556,403
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $158,977 (collateralized by a
      Corporate Obligation, par value
      $164,934, 0.000%, 05/11/12; total
      market value $166,937)                            158,972          158,972
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $476,924 (collateralized by
      various U.S. Government Agency
      Obligations, par value $487,155,
      0.000%, 10/21/10 - 01/25/12; total
      market value $486,493)                            476,917          476,917
                                                                  --------------
Total Repurchase Agreements
   (Cost $1,192,292)                                                   1,192,292
                                                                  --------------
Total Investments -- 120.3%
   (Cost $8,471,333) +                                            $   10,453,244
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $8,692,852.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $1,726,196.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $1,769,375.

CL  -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,471,333, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,138,386 AND $(156,475) RESPECTIVELY.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                    Level 1      Level 2    Level 3      Total
                                  ----------   ----------   -------   -----------
Investments in Securities
   Common Stock                   $8,672,590   $       --     $--     $ 8,672,590
   Repurchase Agreements                  --    1,192,292      --       1,192,292
   Cash Equivalents                  588,362           --      --         588,362
                                  ----------   ----------     ---     -----------
Total Investments in Securities   $9,260,952   $1,192,292     $--     $10,453,244
                                  ==========   ==========     ===     ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

Description                                          Shares            Value
-----------                                      --------------   --------------
COMMON STOCK -- 92.7%
CONSUMER DISCRETIONARY -- 20.6%
   Brunswick(A)                                          22,450   $      469,205
   Chipotle Mexican Grill, Cl A* (A)                      2,950          397,985
   Dick's Sporting Goods* (A)                            13,800          401,718
   Expedia                                               15,300          361,233
   Guess?                                                 9,750          447,233
   LKQ* (A)                                              20,850          439,101
   O'Reilly Automotive*                                   7,900          386,231
   Phillips-Van Heusen                                    8,250          519,832
   Royal Caribbean Cruises* (A)                          14,200          508,928
   WMS Industries* (A)                                    8,250          412,665
                                                                  --------------
                                                                       4,344,131
                                                                  --------------
ENERGY -- 10.0%
   Brigham Exploration*                                  21,100          411,661
   Concho Resources* (A)                                  9,050          514,221
   Core Laboratories (A)                                  2,850          427,186
   EXCO Resources                                        20,950          388,623
   St. Mary Land & Exploration (A)                        9,200          370,208
                                                                  --------------
                                                                       2,111,899
                                                                  --------------
FINANCIALS -- 11.2%
   Affiliated Managers Group* (A)                         5,350          450,363
   First Horizon National*                               23,224          328,620
   Genworth Financial, Cl A*                             24,700          408,044
   Raymond James Financial (A)                           11,700          358,488
   Synovus Financial (A)                                 98,600          296,786
   Zions Bancorporation (A)                              18,150          521,449
                                                                  --------------
                                                                       2,363,750
                                                                  --------------
HEALTH CARE -- 9.5%
   American Medical Systems Holdings*                    16,550          296,576
   Cerner* (A)                                            3,500          297,185
   Endo Pharmaceuticals Holdings*                        13,600          297,840
   MedAssets* (A)                                        17,250          393,818
   PerkinElmer                                           17,100          428,355
   Techne                                                 4,400          291,500
                                                                  --------------
                                                                       2,005,274
                                                                  --------------
INDUSTRIALS -- 14.4%
   AGCO* (A)                                              9,850          344,947
   Ametek                                                 8,550          369,788
   BE Aerospace*                                         15,150          450,106
   Copart*                                                9,750          347,978
   Kansas City Southern* (A)                             11,900          482,545
   Robert Half International (A)                         11,200          306,656
   Spirit Aerosystems Holdings, Cl A*                    17,000          377,060
   UTi Worldwide                                         22,650          359,002
                                                                  --------------
                                                                       3,038,082
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.9%
   Akamai Technologies*                                  15,850          615,456
   ANSYS* (A)                                             8,150          366,750
   F5 Networks*                                           6,175          422,555
   Harris                                                 9,950          512,226
   National Instruments                                   9,750          337,155
   National Semiconductor (A)                            21,950          324,421
   Nuance Communications*                                29,350          536,224
   TIBCO Software*                                       40,300          459,420
   Trimble Navigation*                                   12,600          412,146
                                                                  --------------
                                                                       3,986,353
                                                                  --------------
MATERIALS -- 5.9%
   Carpenter Technology (A)                              11,000          431,970
   Cytec Industries                                       7,950          382,077
   FMC                                                    6,550          416,842
                                                                  --------------
                                                                       1,230,889
                                                                  --------------

                                                   Shares/Face
Description                                          Amount            Value
-----------                                      --------------   --------------
TELECOMMUNICATION SERVICES -- 2.2%
   SBA Communications, Cl A* (A)                         13,000   $      459,810
                                                                  --------------
Total Common Stock (Cost $15,331,306)                                 19,540,188
                                                                  --------------
CASH EQUIVALENTS** -- 17.5%
   AIM STIT-Government & Agency
      Portfolio, 0.020%                               1,114,817        1,114,817
   Fidelity Institutional Prime Money
      Market Fund, 0.211% (B)                           709,298          709,298
   Invesco AIM Liquid Asset Money
      Market Fund, 0.139% (B)                            35,465           35,465
   Merrill Lynch Select Institutional Fund
      0.156% (B)                                        902,232          902,232
   RBC Prime Money Market Fund
      0.168% (B)                                        927,815          927,815
                                                                  --------------
Total Cash Equivalents (Cost $3,689,627)                               3,689,627
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 25.2%
   Deutsche Bank Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $2,482,579 (collateralized by a
      FNMA Obligation, par value
      $2,251,311, 5.355%, 11/24/17; total
      market value $2,532,196)                   $    2,482,542        2,482,542
   HSBC Securities
      0.360%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $709,319 (collateralized by a
      Corporate Obligation, par value
      $735,896, 0.000%, 05/11/12; total
      market value $744,834)                            709,298          709,298
   HSBC Securities
      0.180%, dated 04/30/10, to be
      repurchased on 05/03/10, repurchase
      price $2,127,925 (collateralized by
      various U.S. Government Agency
      Obligations, par value $2,173,572,
      0.000%, 10/21/10 - 01/25/12; total
      market value $2,170,620)                        2,127,893        2,127,893
                                                                  --------------
Total Repurchase Agreements
      (Cost $5,319,733)                                                5,319,733
                                                                  --------------
Total Investments -- 135.4%
   (Cost $24,340,666) +                                           $   28,549,548
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $21,083,445.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $7,694,729.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $7,894,543.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2010
                                                                     (UNAUDITED)

CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $24,340,666, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,490,838 AND $(281,956) RESPECTIVELY.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

                                    Level 1       Level 2     Level 3      Total
                                  -----------   -----------   -------   -----------
Investments in Securities
   Common Stock                   $19,540,188    $       --     $--     $19,540,188
   Repurchase Agreements                   --     5,319,733      --       5,319,733
   Cash Equivalents                 3,689,627            --      --       3,689,627
                                  -----------    ----------     ---     -----------
Total Investments in Securities   $23,229,815    $5,319,733     $--     $28,549,548
                                  ===========    ==========     ===     ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: June 29, 2010